Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
As of October 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (9.0%)
U.S. Government Securities (8.1%)
	U.S. Treasury Note/Bond	0.250%	10/31/25	600,000	596,132
[1,2]	U.S. Treasury Note/Bond	1.500%	1/31/27	247,931	262,342
[2]	U.S. Treasury Note/Bond	1.125%	2/28/27	148,759	153,919
	U.S. Treasury Note/Bond	0.625%	3/31/27	123,965	124,314
	U.S. Treasury Note/Bond	0.500%	4/30/27	49,586	49,307
	U.S. Treasury Note/Bond	0.500%	5/31/27	250,000	248,359
	U.S. Treasury Note/Bond	0.500%	10/31/27	500,000	495,508
[1,2,3]	U.S. Treasury Note/Bond	1.500%	2/15/30	580,158	614,968
[1,2]	U.S. Treasury Note/Bond	0.625%	5/15/30	400,000	391,562
					2,936,411
Agency Bonds and Notes (0.0%)
[4]	Fannie Mae Interest Strip	0.000%	10/25/40	5,843	5,538
Conventional Mortgage-Backed Securities (0.5%)
[4,5]	Fannie Mae Pool	3.000%	10/1/49–12/1/49	105,622	109,234
[4,5]	Fannie Mae Pool	3.500%	12/1/49	3,718	3,851
[4]	Ginnie Mae II Pool	3.000%	9/20/49	43,458	44,889
[4]	UMBS Pool	3.500%	4/1/49	430	454
					158,428
Nonconventional Mortgage-Backed Securities (0.4%)
[4,5]	Fannie Mae REMICS	3.500%	3/25/43–7/25/48	22,950	25,501
[4,5]	Fannie Mae REMICS	4.000%	10/25/48	8,015	8,905
[4,5]	Fannie Mae REMICS	5.250%	9/25/41	12,897	13,978
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.893%	2.393%	9/1/32	113	117
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.513%	8/1/32	173	180
[4,5]	Freddie Mac REMICS	4.000%	8/15/47–5/15/49	43,629	48,223
[3,4]	Ginnie Mae	3.000%	11/20/45–8/20/46	20,656	22,342
[4]	Ginnie Mae	3.500%	6/20/48–5/20/49	30,434	33,310
					152,556
Total U.S. Government and Agency Obligations (Cost $3,256,316)					3,252,933
Asset-Backed/Commercial Mortgage-Backed Securities (8.4%)
[4]	Ally Auto Receivables Trust Class A4 Series 2019-1	3.020%	4/15/24	3,030	3,155
[4,7]	American Homes 4 Rent Class A Trust Class A Series 2015-SFR2	3.732%	10/17/52	2,672	2,897
[4,7]	American Homes 4 Rent Trust Class A Series 2014-SFR2	3.786%	10/17/36	3,769	4,048
[4,7]	American Homes 4 Rent Trust Class A Series 2014-SFR3	3.678%	12/17/36	6,336	6,796

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	American Homes 4 Rent Trust Class A Series 2015-SFR1	3.467%	4/17/52	4,938	5,277
[4,7]	American Homes 4 Rent Trust Class B Series 2014-SFR2	4.290%	10/17/36	1,060	1,146
[4,7]	American Homes 4 Rent Trust Class B Series 2015-SFR2	4.295%	10/17/52	1,070	1,169
[4]	Americredit Automobile Receivables Trust Class D Series 2018-2	4.010%	7/18/24	9,460	10,028
[4]	Americredit Automobile Receivables Trust Class D Series 2019-1	3.620%	3/18/25	7,240	7,686
[4,7]	AOA Mortgage Trust Class A Series 2015-1177	2.957%	12/13/29	1,330	1,341
[4,7]	Applebee's Funding LLC / IHOP Funding LLC Class A2I Series 2019-1A	4.194%	6/7/49	2,260	2,194
[4,7]	ARL Second LLC Class A1 Series 2014-1A	2.920%	6/15/44	3,198	3,150
[4,6,7]	Aventura Mall Trust Class A Series 2018-AVM	4.112%	7/5/40	35,881	38,212
[4,7]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2017-1A	3.070%	9/20/23	4,220	4,339
[4,7]	BAMLL Commercial Mortgage Securities Trust Class A Series 2012-PARK	2.959%	12/10/30	4,975	4,979
[4]	BAMLL Commercial Mortgage Securities Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	1,540	1,740
[4,7]	BAMLL Commercial Mortgage Securities Trust Class AMP Series 2019-BPR	3.287%	11/5/32	5,700	5,676
[4,7]	BAMLL Commercial Mortgage Securities Trust Class ANM Series 2019-BPR	3.112%	11/5/32	22,800	22,800
[4]	Banc of America Commercial Mortgage Trust Class A3 Series 2015-UBS7	3.441%	9/15/48	4,411	4,776
[4]	Banc of America Commercial Mortgage Trust Class ASB Series 2015-UBS7	3.429%	9/15/48	3,298	3,510
[4,6]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.360%	9/15/48	360	308
[4]	BANK Class A3 Series 2019-BN20	3.011%	9/15/62	7,060	7,900
[4]	BANK Class A3 Series 2019-BN23	2.920%	12/15/52	7,000	7,793
[4]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/50	1,661	1,883
[4]	BANK Class A4 Series 2017-BNK6	3.254%	7/15/60	5,760	6,414
[4]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	6,629	7,254
[4]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	5,270	5,947
[4,6]	BANK Class A4 Series 2018-BN12	4.255%	5/15/61	3,960	4,668
[4,6]	BANK Class A4 Series 2018-BN14	4.231%	9/15/60	4,985	5,892
[4]	BANK Class A4 Series 2019-BN17	3.714%	4/15/52	5,604	6,506
[4]	BANK Class A5 Series 2017-BNK6	3.518%	7/15/60	5,760	6,503
[4]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	3,990	4,487
[4]	BANK Class AS Series 2017-BNK6	3.741%	7/15/60	1,310	1,451
[4]	BANK Class ASB Series 2018-BN14	4.185%	9/15/60	2,205	2,536
[4]	BANK Class ASB Series 2019-BN17	3.623%	4/15/52	1,437	1,639
[4]	BANK Class ASB Series 2019-BN23	2.846%	12/15/52	9,970	10,966
[4]	BBCMS Mortgage Trust Class A4 Series 2020-C6	2.639%	2/15/53	7,285	8,001
[4]	Benchmark Mortgage Trust Class A4 Series 2018-B6	4.261%	10/10/51	6,770	8,070
[4]	Benchmark Mortgage Trust Class A5 Series 2019-B15	2.928%	12/15/72	7,000	7,773
[4]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/53	13,660	14,976
[4]	Benchmark Mortgage Trust Class AAB Series 2019-B15	2.859%	12/15/72	6,735	7,403
[4,6]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/51	2,350	2,657

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6]	Benchmark Mortgage Trust Class ASB Series 2018-B1	3.602%	1/15/51	2,910	3,208
[4]	Benchmark Mortgage Trust Class ASB Series 2019-B10	3.615%	3/15/62	1,532	1,744
[4,6]	Benchmark Mortgage Trust Class B Series 2018-B1	4.059%	1/15/51	6,320	6,946
[4,6]	Benchmark Mortgage Trust Class C Series 2018-B1	4.116%	1/15/51	9,810	9,820
[4,7]	BX Trust Class A Series 2019-OC11	3.202%	12/9/41	6,800	7,174
[4,7]	Canadian Pacer Auto Receivables Trust Class A3 Series 2018-2A	3.270%	12/19/22	2,194	2,210
[4,7]	Canadian Pacer Auto Receivables Trust Class A4 Series 2018-1A	3.220%	9/19/22	3,310	3,346
[4,7]	Canadian Pacer Auto Receivables Trust Class A4 Series 2018-2A	3.440%	8/21/23	1,280	1,318
[4,7]	Canadian Pacer Auto Receivables Trust Class A4 Series 2019-1A	2.960%	6/19/24	2,090	2,167
[4]	Cantor Commercial Real Estate Lending Class A4 Series 2019-CF3	3.006%	1/15/53	7,000	7,802
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2019-1	2.560%	10/15/24	5,890	6,148
[4]	CarMax Auto Owner Trust Class A4 Series 2018-3	3.270%	3/15/24	6,740	7,056
[4]	CarMax Auto Owner Trust Class A4 Series 2018-4	3.480%	2/15/24	3,370	3,574
[4]	CarMax Auto Owner Trust Class A4 Series 2019-3	2.300%	4/15/25	4,760	4,967
[4]	CarMax Auto Owner Trust Class A4 Series 2019-4	2.130%	7/15/25	4,510	4,715
[4]	CarMax Auto Owner Trust Class B Series 2018-1	2.830%	9/15/23	5,020	5,182
[4]	CarMax Auto Owner Trust Class B Series 2018-2	3.370%	10/16/23	2,140	2,232
[4]	CarMax Auto Owner Trust Class B Series 2018-4	3.670%	5/15/24	2,960	3,152
[4]	CarMax Auto Owner Trust Class B Series 2019-3	2.500%	4/15/25	6,040	6,336
[4]	CarMax Auto Owner Trust Class C Series 2018-1	2.950%	11/15/23	1,560	1,603
[4]	CarMax Auto Owner Trust Class C Series 2018-2	3.570%	12/15/23	3,090	3,220
[4]	CarMax Auto Owner Trust Class C Series 2018-4	3.850%	7/15/24	2,010	2,125
[4]	CarMax Auto Owner Trust Class C Series 2019-4	2.600%	9/15/25	2,690	2,801
[4]	CarMax Auto Owner Trust Class D Series 2018-2	3.990%	4/15/25	2,390	2,482
[4]	CarMax Auto Owner Trust Class D Series 2018-4	4.150%	4/15/25	1,360	1,435
[4]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	18,170	19,564
[4]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	5,765	6,492
[4,6]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/50	2,470	2,768
[4]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/50	2,341	2,619
[4,6]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/49	5,510	5,137
[4]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	4,826	5,222

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6,7]	CFCRE Commercial Mortgage Trust Class AJ Series 2011-C2	5.739%	12/15/47	5,260	5,423
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2014-GC19	3.753%	3/10/47	476	508
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2014-GC23	3.356%	7/10/47	4,073	4,353
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2014-GC25	3.372%	10/10/47	4,729	5,093
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2016-GC37	3.050%	4/10/49	12,255	12,822
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-P8	3.203%	9/15/50	1,530	1,677
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2019-C7	2.860%	12/15/72	7,000	7,703
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2013-GC11	3.093%	4/10/46	6,015	6,274
[4,6]	Citigroup Commercial Mortgage Trust Class A4 Series 2013-GC15	4.371%	9/10/46	1,910	2,088
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC19	4.023%	3/10/47	16,273	17,626
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC21	3.575%	5/10/47	13,456	14,265
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC23	3.622%	7/10/47	8,949	9,688
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC25	3.635%	10/10/47	13,275	14,433
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	38,449	42,660
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	6,425	7,194
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-P8	3.465%	9/15/50	3,770	4,218
[4,6]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-C5	4.228%	6/10/51	900	1,055
[4]	Citigroup Commercial Mortgage Trust Class A5 Series 2014-GC21	3.855%	5/10/47	9,397	10,197
[4]	Citigroup Commercial Mortgage Trust Class A5 Series 2015-GC27	3.137%	2/10/48	6,417	6,880
[4]	Citigroup Commercial Mortgage Trust Class AAB Series 2013-GC15	3.942%	9/10/46	517	539
[4,7]	Citigroup Commercial Mortgage Trust Class AS Series 2012-GC8	3.683%	9/10/45	2,017	2,076
[4]	Citigroup Commercial Mortgage Trust Class AS Series 2014-GC23	3.863%	7/10/47	2,020	2,184
[4,6]	Citigroup Commercial Mortgage Trust Class B Series 2014-GC23	4.175%	7/10/47	800	858
[4,6]	Citigroup Commercial Mortgage Trust Class B Series 2014-GC25	4.345%	10/10/47	2,170	2,315
[4]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/50	3,150	3,404
[4,6]	Citigroup Commercial Mortgage Trust Class C Series 2014-GC23	4.431%	7/10/47	1,250	1,298
[4,6]	Citigroup Commercial Mortgage Trust Class C Series 2014-GC25	4.524%	10/10/47	3,270	3,221
[4,6]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.571%	9/10/58	900	876
[4,6]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.267%	9/15/50	3,150	3,006
[4,6,7]	COMM Mortgage Trust Class A Series 2014-277P	3.611%	8/10/49	18,320	19,521

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	COMM Mortgage Trust Class A1 Series 2013-300P	4.353%	8/10/30	12,270	13,082
[4,6,7]	COMM Mortgage Trust Class A2 Series 2013-SFS	2.987%	4/12/35	9,492	9,362
[4]	COMM Mortgage Trust Class A2 Series 2014-CR15	2.928%	2/10/47	487	489
[4]	COMM Mortgage Trust Class A3 Series 2012-CR4	2.853%	10/15/45	6,857	6,985
[4]	COMM Mortgage Trust Class A3 Series 2013-CR11	3.983%	8/10/50	4,875	5,247
[4]	COMM Mortgage Trust Class A3 Series 2013-CR12	3.765%	10/10/46	5,579	5,996
[4]	COMM Mortgage Trust Class A3 Series 2014-CR14	3.955%	2/10/47	500	541
[4]	COMM Mortgage Trust Class A3 Series 2014-CR20	3.326%	11/10/47	13,080	13,913
[4]	COMM Mortgage Trust Class A4 Series 2012-CR2	3.147%	8/15/45	2,971	3,064
[4]	COMM Mortgage Trust Class A4 Series 2012-CR5	2.771%	12/10/45	2,919	3,016
[4]	COMM Mortgage Trust Class A4 Series 2013-CR11	4.258%	8/10/50	4,757	5,181
[4]	COMM Mortgage Trust Class A4 Series 2013-CR12	4.046%	10/10/46	13,127	14,200
[4]	COMM Mortgage Trust Class A4 Series 2013-CR8	3.334%	6/10/46	554	580
[4,6]	COMM Mortgage Trust Class A4 Series 2013-CR9	4.220%	7/10/45	5,493	5,864
[4]	COMM Mortgage Trust Class A4 Series 2013-LC6	2.941%	1/10/46	3,116	3,237
[4,6]	COMM Mortgage Trust Class A4 Series 2014-CR14	4.236%	2/10/47	4,932	5,386
[4,6]	COMM Mortgage Trust Class A4 Series 2014-CR15	4.074%	2/10/47	4,350	4,746
[4]	COMM Mortgage Trust Class A4 Series 2014-CR17	3.700%	5/10/47	982	1,055
[4]	COMM Mortgage Trust Class A4 Series 2014-CR18	3.550%	7/15/47	6,048	6,461
[4]	COMM Mortgage Trust Class A4 Series 2015-CR25	3.759%	8/10/48	4,187	4,664
[4]	COMM Mortgage Trust Class A4 Series 2015-CR27	3.612%	10/10/48	3,748	4,150
[4]	COMM Mortgage Trust Class A4 Series 2015-LC19	3.183%	2/10/48	10,402	11,260
[4,6]	COMM Mortgage Trust Class A5 Series 2013-CR8	3.612%	6/10/46	8,560	9,092
[4]	COMM Mortgage Trust Class A5 Series 2013-LC13	4.205%	8/10/46	585	635
[4]	COMM Mortgage Trust Class A5 Series 2014-CR17	3.977%	5/10/47	6,398	7,005
[4]	COMM Mortgage Trust Class A5 Series 2014-CR18	3.828%	7/15/47	11,585	12,673
[4]	COMM Mortgage Trust Class A5 Series 2014-LC17	3.917%	10/10/47	2,512	2,767
[4]	COMM Mortgage Trust Class A5 Series 2015-CR24	3.696%	8/10/48	2,590	2,873
[4]	COMM Mortgage Trust Class AM Series 2012-CR2	3.791%	8/15/45	3,900	4,021
[4,7]	COMM Mortgage Trust Class AM Series 2012-CR3	3.416%	10/15/45	6,160	6,305

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	COMM Mortgage Trust Class AM Series 2012-CR4	3.251%	10/15/45	420	424
[4,7]	COMM Mortgage Trust Class AM Series 2013-CR6	3.147%	3/10/46	9,240	9,576
[4,6]	COMM Mortgage Trust Class AM Series 2014-CR15	4.426%	2/10/47	1,300	1,423
[4]	COMM Mortgage Trust Class AM Series 2014-CR17	4.174%	5/10/47	1,290	1,398
[4]	COMM Mortgage Trust Class ASB Series 2019-GC44	2.873%	8/15/57	180	199
[4,6]	COMM Mortgage Trust Class B Series 2013-CR13	4.886%	11/10/46	855	908
[4,7]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/46	1,400	1,417
[4,6]	COMM Mortgage Trust Class C Series 2013-CR13	4.886%	11/10/46	3,025	3,033
[4,6,7]	COMM Mortgage Trust Class C Series 2013-CR9	4.244%	7/10/45	2,780	2,613
[4,6]	COMM Mortgage Trust Class C Series 2014-CR17	4.783%	5/10/47	4,400	4,230
[4,6]	COMM Mortgage Trust Class C Series 2015-CR27	4.454%	10/10/48	1,760	1,802
[4]	CSAIL Commercial Mortgage Trust Class A3 Series 2020-C19	2.561%	3/15/53	15,250	16,300
[4]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C2	3.504%	6/15/57	6,650	7,298
[4]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C4	3.808%	11/15/48	11,274	12,509
[4]	CSAIL Commercial Mortgage Trust Class A4 Series 2017-C8	3.392%	6/15/50	6,995	7,776
[4]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	17,308	19,160
[4,6]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.348%	8/15/48	2,160	1,837
[4,6]	CSAIL Commercial Mortgage Trust Class C Series 2016-C5	4.573%	11/15/48	3,620	3,447
[4]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/51	12,600	15,106
[4]	DBJPM Mortgage Trust Class A5 Series 17-C6	3.328%	6/10/50	5,540	6,168
[4,6,7]	Delamare Cards MTN Issuer plc Class A1 Series 2018-1A, 1M USD LIBOR + 0.700%	0.847%	11/19/25	10,290	10,291
[4,7]	DLL LLC Class A4 Series 2019-DA1	2.920%	4/20/27	10,910	11,385
[4,7]	DLL LLC Class A4 Series 2019-MT3	2.150%	9/21/26	3,790	3,903
[4,7]	Drive Auto Receivables Trust Class D Series 2016-CA	4.180%	3/15/24	5,758	5,850
[4]	Drive Auto Receivables Trust Class D Series 2017-1	3.840%	3/15/23	768	779
[4]	Drive Auto Receivables Trust Class D Series 2018-3	4.300%	9/16/24	8,070	8,380
[4]	Drive Auto Receivables Trust Class D Series 2018-5	4.300%	4/15/26	13,430	14,242
[4]	Drive Auto Receivables Trust Class D Series 2019-2	3.690%	8/17/26	5,630	5,913
[4,6,7]	Edsouth Indenture No 9 LLC Class A Series 2015-1, 1M USD LIBOR + 0.800%	0.949%	10/25/56	4,130	4,062
[4,6,7]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/38	3,128	3,327

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	ELFI Graduate Loan Program LLC Class A2 Series 2018-A	3.430%	8/25/42	5,614	5,809
[4,7]	Enterprise Fleet Financing LLC Class A3 Series 2019-1	3.070%	10/20/24	4,970	5,179
[4,7]	Enterprise Fleet Financing LLC Class A3 Series 2020-1	1.860%	12/22/25	1,600	1,642
[4,7]	Fair Square Issuance Trust Class A Series 2020-AA	2.900%	9/20/24	6,790	6,790
[4,7]	FirstKey Homes Trust Class A Series FKH 2020-SFR2	1.266%	10/19/37	5,300	5,262
[4,7]	Fontainebleau Miami Beach Trust Class A Series 2019-FBLU	3.144%	12/10/36	39,125	39,657
[4,7]	Ford Credit Auto Owner Trust Class A Series 2017-2	2.360%	3/15/29	11,930	12,327
[4,7]	Ford Credit Auto Owner Trust Class A Series 2018-1	3.190%	7/15/31	19,160	20,881
[4,7]	Ford Credit Auto Owner Trust Class A Series 2018-2	3.470%	1/15/30	9,790	10,516
[4,7]	Ford Credit Auto Owner Trust Class A Series 2019-1	3.520%	7/15/30	6,393	6,948
[4,7]	Ford Credit Auto Owner Trust Class A Series 2020-1	2.040%	8/15/31	8,520	8,898
[4]	Ford Credit Auto Owner Trust Class A4 Series 2019-A	2.850%	8/15/24	11,040	11,572
[4,7]	Ford Credit Auto Owner Trust Class B Series 2017-2	2.600%	3/15/29	4,800	4,949
[4,7]	Ford Credit Auto Owner Trust Class B Series 2018-1	3.340%	7/15/31	7,010	7,605
[4,7]	Ford Credit Auto Owner Trust Class B Series 2018-2	3.610%	1/15/30	8,140	8,691
[4,7]	Ford Credit Auto Owner Trust Class B Series 2020-1	2.290%	8/15/31	8,090	8,433
[4,7]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	7,190	7,183
[4,7]	Ford Credit Auto Owner Trust Class C Series 2017-2	2.750%	3/15/29	9,830	10,088
[4,7]	Ford Credit Auto Owner Trust Class C Series 2018-2	3.760%	1/15/30	3,660	3,882
[4]	Ford Credit Auto Owner Trust Class C Series 2019-A	3.250%	9/15/25	4,520	4,760
[4,7]	Ford Credit Auto Owner Trust Class C Series 2020-1	2.540%	8/15/31	9,960	10,310
[4,7]	Ford Credit Auto Owner Trust Class C Series 2020-2	1.740%	4/15/33	5,780	5,775
[4]	Ford Credit Floorplan Master Owner Trust A Class A Series 2019-1	2.840%	3/15/24	10,920	11,282
[4]	Ford Credit Floorplan Master Owner Trust A Class A Series 2019-4	2.440%	9/15/26	350	371
[4]	Ford Credit Floorplan Master Owner Trust A Class B Series 2019-1	3.250%	4/15/26	3,330	3,565
[4,6,7]	Freddie Mac Structured Agency Credit Risk Debt Notes Class M1 Series 2018-SPI1	3.721%	2/25/48	140	139
[4,7]	Global SC Finance VII Srl Class A Series 2020-2A	2.260%	11/19/40	7,190	7,199
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2018-4	3.320%	6/17/24	4,120	4,336
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2019-4	1.760%	1/16/25	3,240	3,332

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	GM Financial Consumer Automobile Receivables Trust Class B Series 2017-3A	2.330%	3/16/23	1,640	1,662
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-4	1.050%	5/18/26	1,200	1,199
[4,7]	GMF Floorplan Owner Revolving Trust Class A Series 2019-1	2.700%	4/15/24	5,900	6,095
[4,7]	Golden Credit Card Trust Class A Series 2018-4A	3.440%	8/15/25	25,218	26,997
[4,7]	GRACE Mortgage Trust Class A Series 2014-GRCE	3.369%	6/10/28	1,000	1,005
[4,7]	GreatAmerica Leasing Receivables Funding LLC Class A4 Series 2019-1	3.210%	2/18/25	2,540	2,666
[4,7]	GS Mortgage Securities Corp II Class A Series 2012-BWTR	2.954%	11/5/34	7,625	7,608
[4,6]	GS Mortgage Securities Corp. II Class A5 Series 2018-GS10	4.155%	7/10/51	5,335	6,295
[4,7]	GS Mortgage Securities Corp. Trust Class A Series 2012-ALOHA	3.551%	4/10/34	5,430	5,472
[4]	GS Mortgage Securities Trust Class A3 Series 2015-GC34	3.244%	10/10/48	7,680	8,145
[4]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	5,920	6,634
[4]	GS Mortgage Securities Trust Class A4 Series 2013-GC12	3.135%	6/10/46	4,128	4,328
[4]	GS Mortgage Securities Trust Class A4 Series 2013-GCJ14	3.955%	8/10/46	6,005	6,307
[4]	GS Mortgage Securities Trust Class A4 Series 2014-GC26	3.364%	11/10/47	7,680	8,209
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC28	3.136%	2/10/48	9,285	9,990
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC30	3.382%	5/10/50	2,398	2,605
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC32	3.764%	7/10/48	4,615	5,102
[4]	GS Mortgage Securities Trust Class A4 Series 2016-GS3	2.850%	10/10/49	2,220	2,402
[4]	GS Mortgage Securities Trust Class A4 Series 2019-GC38	3.968%	2/10/52	3,080	3,605
[4]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/52	6,528	7,328
[4]	GS Mortgage Securities Trust Class A4 Series 2019-GC42	3.001%	9/1/52	7,000	7,787
[4,6]	GS Mortgage Securities Trust Class A5 Series 2013-GC13	4.051%	7/10/46	185	198
[4]	GS Mortgage Securities Trust Class A5 Series 2013-GC14	4.243%	8/10/46	105	113
[4]	GS Mortgage Securities Trust Class A5 Series 2014-GC20	3.998%	4/10/47	11,289	12,210
[4]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	18,170	20,161
[4]	GS Mortgage Securities Trust Class AAB Series 2020-GC45	2.843%	2/13/53	7,336	8,078
[4,7]	GS Mortgage Securities Trust Class AS Series 2012-GC6	4.948%	1/10/45	1,025	1,057
[4]	GS Mortgage Securities Trust Class AS Series 2014-GC20	4.258%	4/10/47	570	615
[4,6]	GS Mortgage Securities Trust Class AS Series 2014-GC24	4.162%	9/10/47	6,520	7,105
[4,6]	GS Mortgage Securities Trust Class B Series 2013-GCJ12	3.777%	6/10/46	1,550	1,601

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.511%	9/10/47	2,610	2,352
[4,6,7]	GS Mortgage Securities Trust Class C Series 2011-GC3	5.610%	3/10/44	2,650	2,647
[4,6]	GS Mortgage Securities Trust Class C Series 2012-GCJ7	5.628%	5/10/45	2,140	2,057
[4,6,7]	GS Mortgage Securities Trust Class C Series 2013-GC13	4.084%	7/10/46	1,210	1,170
[4,6]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.532%	9/10/47	4,615	3,769
[4,6]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.650%	10/10/48	2,610	2,340
[4,7]	Hardee's Funding LLC Class A23 Series 2018-1A	5.710%	6/20/48	11,250	11,702
[4,7]	Harley Marine Financing LLC Class A2 Series 2018-1A	5.682%	5/15/43	7,357	6,600
[4]	Harley-Davidson Motorcycle Trust Class A4 Series 2019-A	2.390%	11/15/26	4,110	4,261
[4,7]	Hilton USA Trust Class A Series 2016-HHV	3.719%	11/5/38	7,780	8,196
[4,6,7]	Holmes Master Issuer plc Class A2 Series 2018-2A, 3M USD LIBOR + 0.420%	0.695%	10/15/54	3,397	3,397
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2018-4	3.300%	7/15/25	4,180	4,360
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2019-1	2.900%	6/18/24	2,480	2,591
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2019-3	1.850%	8/15/25	9,400	9,675
[4,7]	Houston Galleria Mall Trust Class A1A2 Series 2015-HGLR	3.087%	3/5/37	10,910	11,006
[4,7]	HPEFS Equipment Trust Class B Series 2020-1A	1.890%	2/20/30	2,300	2,341
[4,7]	HPEFS Equipment Trust Class C Series 2019-1A	2.490%	9/20/29	2,600	2,649
[4,7]	HPEFS Equipment Trust Class D Series 2019-1A	2.720%	9/20/29	1,200	1,224
[4,7]	Hudson Yards Mortgage Trust Class A Series 2019-30HY	3.228%	7/10/39	4,590	5,136
[4,7]	Hudsons Bay Simon JV Trust Class A7 Series 2015-HB7	3.914%	8/5/34	4,750	4,248
[4]	Hyundai Auto Receivables Trust Class A4 Series 2019-B	2.000%	4/15/25	1,850	1,921
[4]	Hyundai Auto Receivables Trust Class B Series 2019-A	2.940%	5/15/25	2,490	2,626
[4]	Hyundai Auto Receivables Trust Class B Series 2019-B	2.210%	4/15/25	530	554
[4,7]	Hyundai Floorplan Master Owner Trust Class A Series 2019-1	2.680%	4/15/24	7,380	7,616
[4,6,7]	Invitation Homes Trust Class A Series 2017-SFR2, 1M USD LIBOR + 0.850%	0.997%	12/17/36	13,175	13,137
[4,6,7]	Invitation Homes Trust Class A Series 2017-SFR2, 1M USD LIBOR + 1.150%	1.297%	12/17/36	4,930	4,916
[4,6,7]	Invitation Homes Trust Class A Series 2018-SFR1, 1M USD LIBOR + 0.700%	0.847%	3/17/37	8,255	8,166
[4,6,7]	Invitation Homes Trust Class A Series 2018-SFR1, 1M USD LIBOR + 0.950%	1.097%	3/17/37	2,250	2,217
[4,6,7]	Irvine Core Office Trust Class A2 Series 2013-IRV	3.173%	5/15/48	6,631	6,916
[4,7]	Jackson Park Trust Class A Series 2019-LIC	2.766%	10/14/39	6,930	7,386

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	JP Morgan Chase Commercial Mortgage Securities Trust Class A Series 2012-HSBC	3.093%	7/5/32	5,633	5,748
[4,7]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2010-C2	4.070%	11/15/43	522	523
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2012-C6	3.507%	5/15/45	3,088	3,184
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2012-C8	2.829%	10/15/45	3,592	3,689
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2013-C16	3.881%	12/15/46	651	696
[4,7]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2011-C3	4.717%	2/15/46	3,471	3,468
[4,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C13	3.994%	1/15/46	286	306
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C16	4.166%	12/15/46	29,563	32,005
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2012-LC9	2.840%	12/15/47	3,713	3,818
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2016-JP3	2.870%	8/15/49	5,088	5,499
[4,6,7]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2011-C5	5.424%	8/15/46	4,000	4,093
[4,7]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2012-C8	3.424%	10/15/45	22,430	23,188
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2012-CBX	4.271%	6/15/45	1,350	1,405
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class ASB Series 2014-C20	3.461%	7/15/47	4,897	5,122
[4,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class B Series 2013-C16	4.962%	12/15/46	2,135	2,253
[4,6,7]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2010-C2	5.654%	11/15/43	2,313	2,301
[4,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2013-C13	4.078%	1/15/46	2,550	2,552
[4,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2013-C16	5.027%	12/15/46	960	996
[4,6,7]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.654%	11/15/43	2,730	1,782
[4,6,7]	JP Morgan Commercial Mortgage-Backed Securities Trust Class A4B Series 2011-RR1	4.717%	3/16/46	920	923
[4]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2014-C26	3.231%	1/15/48	12,689	13,536
[4]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2015-C31	3.801%	8/15/48	11,540	12,808
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C12	3.363%	7/15/45	5,108	5,337
[4,6]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C14	4.133%	8/15/46	6,118	6,571
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C17	4.199%	1/15/47	4,363	4,741
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C19	3.997%	4/15/47	3,680	4,003

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C21	3.493%	8/15/47	5,402	5,705
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C26	3.494%	1/15/48	5,121	5,566
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C27	3.179%	2/15/48	9,940	10,698
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C30	3.551%	7/15/48	4,640	5,016
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C33	3.770%	12/15/48	7,300	8,165
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C12	3.664%	7/15/45	5,515	5,845
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C24	3.639%	11/15/47	6,021	6,559
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C30	3.822%	7/15/48	3,700	4,106
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	3,878	4,272
[4,6]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C12	4.039%	7/15/45	5,000	5,272
[4,6]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C18	4.439%	2/15/47	600	640
[4,6]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/48	2,245	2,481
[4]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2013-C15	3.659%	11/15/45	234	245
[4,6]	JPMBB Commercial Mortgage Securities Trust Class B Series 2013-C15	4.927%	11/15/45	1,750	1,839
[4,6]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.810%	2/15/47	2,500	2,626
[4,6]	JPMBB Commercial Mortgage Securities Trust Class C Series 2013-C15	5.198%	11/15/45	1,340	1,334
[4,6]	JPMBB Commercial Mortgage Securities Trust Class C Series 2014-C18	4.810%	2/15/47	1,000	987
[4]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2017-JP6	3.224%	7/15/50	4,890	5,442
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	6,680	7,579
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP6	3.490%	7/15/50	3,740	4,197
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP7	3.454%	9/15/50	4,680	5,247
[4]	JPMDB Commercial Mortgage Securities Trust Class A3 Series 2016-C4	3.141%	12/15/49	2,840	3,133
[4]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	150	177
[4]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	1,860	2,081
[4,6]	Lanark Master Issuer plc Class 1A Series 2018-2A, 3M USD LIBOR + 0.420%	0.676%	12/22/69	3,415	3,403
[4,6,7]	Lanark Master Issuer plc Class 1A Series 2020-1A	2.277%	12/22/69	3,100	3,303
[4,7]	Laurel Road Prime Student Loan Trust Class A2B Series 2017-C	2.810%	11/25/42	6,284	6,402
[4,7]	Laurel Road Prime Student Loan Trust Class A2FX Series 2018-B	3.540%	5/26/43	7,364	7,574
[4,7]	Laurel Road Prime Student Loan Trust Class A2FX Series 2019-A	2.730%	10/25/48	8,734	8,937
[4,7]	LCCM Mortgage Trust Class A Series 2014-909	3.388%	5/15/31	910	913

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2019-1	2.040%	1/15/26	11,600	12,070
[4,7]	Mercedes-Benz Master Owner Trust Class A Series 2019-BA	2.610%	5/15/24	17,676	18,270
[4,7]	MMAF Equipment Finance LLC Class A5 Series 2018-A	3.610%	3/10/42	1,580	1,708
[4,7]	MMAF Equipment Finance LLC Class A5 Series 2019-A	3.080%	11/12/41	2,630	2,830
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2013-C11	3.960%	8/15/46	10,951	11,528
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2014-C15	3.773%	4/15/47	9,869	10,674
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2015-C23	3.451%	7/15/50	5,379	5,799
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2015-C24	3.479%	5/15/48	4,300	4,496
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2012-C5	3.176%	8/15/45	8,462	8,728
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2012-C6	2.858%	11/15/45	5,112	5,266
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C10	4.082%	7/15/46	1,244	1,330
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C11	4.152%	8/15/46	3,937	4,243
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C12	4.259%	10/15/46	1,940	2,101
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C13	4.039%	11/15/46	400	434
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C9	3.102%	5/15/46	12,980	13,620
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C15	4.051%	4/15/47	11,275	12,310
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C18	3.923%	10/15/47	5,430	5,994
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C20	3.249%	2/15/48	10,452	11,236
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C23	3.719%	7/15/50	3,870	4,294
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C29	3.325%	5/15/49	20,409	22,475
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C32	3.720%	12/15/49	30,274	34,328
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	6,550	7,328
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series2014 C19	3.526%	12/15/47	3,940	4,309
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C14	4.064%	2/15/47	2,300	2,472
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C16	3.892%	6/15/47	4,798	5,217
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C25	3.635%	10/15/48	8,263	9,154
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2012-C5	3.792%	8/15/45	16,040	16,639
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C7	3.214%	2/15/46	2,000	2,058
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C14	4.384%	2/15/47	1,600	1,725
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C16	4.094%	6/15/47	935	1,011

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C17	4.011%	8/15/47	1,380	1,485
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2013-C12	3.824%	10/15/46	546	567
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C20	3.069%	2/15/48	127	133
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C16	4.335%	6/15/47	7,090	7,091
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	4.082%	7/15/46	1,830	1,735
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C15	4.906%	4/15/47	1,140	1,185
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C16	4.768%	6/15/47	2,400	1,962
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2016-C29	4.746%	5/15/49	1,090	1,036
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series Class A4 2013-C7	2.918%	2/15/46	2,470	2,563
[4]	Morgan Stanley Capital I Class A4 Series 2017-HR2	3.587%	12/15/50	3,506	3,919
[4]	Morgan Stanley Capital I Class ASB Series 2017-HR2	3.509%	12/15/50	2,800	3,098
[4]	Morgan Stanley Capital I Trust 2012-C4 Class AS Series 2012-C4	3.773%	3/15/45	2,440	2,478
[4,7]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/32	6,370	6,800
[4,7]	Morgan Stanley Capital I Trust Class A Series 2014-CPT	3.350%	7/13/29	2,795	2,848
[4,7]	Morgan Stanley Capital I Trust Class A Series 2015-420	3.727%	10/12/50	4,306	4,595
[4,7]	Morgan Stanley Capital I Trust Class A2 Series 2012-STAR	3.201%	8/5/34	6,407	6,406
[4]	Morgan Stanley Capital I Trust Class A3 Series 2016-BNK2	2.791%	11/15/49	8,300	8,902
[4]	Morgan Stanley Capital I Trust Class A4 Series 2012-C4	3.244%	3/15/45	2,260	2,306
[4]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/49	5,260	5,763
[4]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/49	20,478	22,038
[4]	Morgan Stanley Capital I Trust Class A4 Series 2016-UBS9	3.594%	3/15/49	10,920	11,976
[4,6]	Morgan Stanley Capital I Trust Class C Series 2015-UBS8	4.584%	12/15/48	1,610	1,466
[4,7]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/30	10,100	9,178
[4,7]	Navient Private Education Loan Trust Class A2A Series 2017-A	2.880%	12/16/58	6,592	6,745
[4,7]	Navient Private Education Loan Trust Class A2A Series 2018-BA	3.610%	12/15/59	5,174	5,392
[4,7]	Navient Private Education Refi Loan Trust Class A2 Series 2018-CA	3.520%	6/16/42	20,484	20,904
[4,7]	Navient Private Education Refi Loan Trust Class A2A Series 2018-DA	4.000%	12/15/59	18,698	19,756
[4,7]	Navient Student Loan Trust Class A1 Series 2018-EA	3.430%	12/15/59	855	855
[4,6,7]	Navient Student Loan Trust Class A2 Series 2016-3, 1M USD LIBOR + 0.850%	0.999%	6/25/65	126	126
[4,7]	Navient Student Loan Trust Class A2 Series 2018-EA	3.390%	12/15/59	6,510	6,829

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	Navient Student Loan Trust Class A2 Series 2018-EA	4.000%	12/15/59	32,419	33,596
[4]	Nissan Auto Receivables Owner Trust Class A4 Series 2018-B	3.160%	12/16/24	5,220	5,453
[4]	Nissan Auto Receivables Owner Trust Class A4 Series 2019-A	3.000%	9/15/25	3,520	3,703
[4]	Nissan Auto Receivables Owner Trust Class A4 Series 2019-B	2.540%	12/15/25	9,540	9,989
[4,7]	One Bryant Park Trust Class A Series 2019-OBP	2.516%	9/15/54	6,830	7,318
[4,7]	Palisades Center Trust Class A Series 2016-PLSD	2.713%	4/13/33	8,980	6,785
[4,6,7]	Pepper Residential Securities Trust Class A1U Series 21A, 1M USD LIBOR + 0.880%	1.026%	1/16/60	4,853	4,838
[4,6,7]	Pepper Residential Securities Trust No. 22 Class A1U Series 22A, 1M USD LIBOR + 1.000%	1.151%	6/20/60	3,034	3,012
[4,6,7]	Pepper Residential Securities Trust No. 23 Class A1U Series 23A, 1M USD LIBOR + 0.950%	1.097%	8/18/60	1,461	1,455
[4,7]	PFS Financing Corp Class A Series 2020-E	1.000%	10/15/25	3,880	3,893
[4,6,7]	PHEAA Student Loan Trust Class A Series 2016-2, 1M USD LIBOR + 0.950%	1.099%	11/25/65	8,831	8,814
[4,7]	Progress Residential Trust Class A Series 2018-SFR1	3.255%	3/17/35	4,574	4,592
[4,7]	Progress Residential Trust Class A Series 2018-SFR3	3.880%	10/17/35	15,054	15,378
[4,7]	Progress Residential Trust Class A Series 2020-SFR2	2.078%	6/17/37	1,800	1,831
[4,7]	Progress Residential Trust Class A Series 2020-SFR3	1.294%	10/17/27	3,000	2,992
[4,7]	Progress Residential Trust Class B Series 2018-SFR1	3.484%	3/17/35	580	585
[4,6,7]	RESIMAC Bastille Trust Class A1 Series 2018-1NC, 1M USD LIBOR + 0.850%	0.990%	12/5/59	5,390	5,377
[4,6,7]	RESIMAC MBS Trust Class A1A Series 2018-2A, 1M USD LIBOR + 0.850%	0.995%	4/10/50	1,271	1,265
[4,6,7]	RESIMAC Premier Class A1 Series 2018-1, 1M USD LIBOR + 0.800%	0.945%	11/10/49	5,035	5,024
[4]	Santander Drive Auto Receivables Trust Class C Series 2017-3	2.760%	12/15/22	948	951
[4]	Santander Drive Auto Receivables Trust Class C Series 2018-1	2.960%	3/15/24	3,823	3,844
[4]	Santander Drive Auto Receivables Trust Class D Series 2018-3	4.070%	8/15/24	21,750	22,605
[4]	Santander Drive Auto Receivables Trust Class D Series 2018-4	3.980%	12/15/25	11,000	11,500
[4]	Santander Drive Auto Receivables Trust Class D Series 2018-5	4.190%	12/16/24	17,580	18,264
[4,7]	Santander Retail Auto Lease Trust Class D Series 2020-B	1.980%	10/20/25	7,460	7,455
[4,7]	Securitized Term Auto Receivables Trust Class A4 Series 2018-1A	3.298%	11/25/22	2,350	2,403
[4,7]	Securitized Term Auto Receivables Trust Class A4 Series 2018-2A	3.544%	6/26/23	3,370	3,458
[4,7]	SLM Private Education Loan Trust Class B Series 2014-A	3.500%	11/15/44	800	810
[4,7]	SMB Private Education Loan Trust Class A2A Series 2016-A	2.700%	5/15/31	3,004	3,069

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	SMB Private Education Loan Trust Class A2A Series 2017-B	2.820%	10/15/35	6,940	7,165
[4,7]	SMB Private Education Loan Trust Class A2A Series 2018-A	3.500%	2/15/36	16,869	17,728
[4,7]	SMB Private Education Loan Trust Class A2A Series 2018-B, 1M USD LIBOR + 0.350%	3.600%	1/15/37	9,135	9,588
[4,7]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/35	12,974	13,872
[4,6,7]	SMB Private Education Loan Trust Class A2B Series 2016-B, 1M USD LIBOR + 1.450%	1.598%	2/17/32	2,243	2,256
[4,6,7]	SMB Private Education Loan Trust Class A2B Series 2016-C, 1M USD LIBOR + 1.100%	1.248%	9/15/34	3,171	3,172
[4,6,7]	SMB Private Education Loan Trust Class A2B Series 2017-A, 1M USD LIBOR + 0.900%	1.048%	9/15/34	5,260	5,191
[4,6,7]	SoFi Professional Loan Program LLC Class A1 Series 2016-D, 1M USD LIBOR + 0.950%	1.099%	1/25/39	378	378
[4,6,7]	SoFi Professional Loan Program LLC Class A1 Series 2017-C, 1M USD LIBOR + 0.600%	0.749%	7/25/40	310	309
[4,7]	SoFi Professional Loan Program LLC Class A2B Series 2016-C	2.360%	12/27/32	1,023	1,035
[4,7]	SoFi Professional Loan Program LLC Class A2B Series 2017-A	2.400%	3/26/40	603	611
[4,7]	SoFi Professional Loan Program LLC Class A2B Series 2018-A	2.950%	2/25/42	5,322	5,440
[4,7]	SoFi Professional Loan Program LLC Class A2BSeries 2016-B	2.740%	10/25/32	1,281	1,299
[4,7]	SoFi Professional Loan Program LLC Class A2FX Series 2016-D	3.340%	8/25/47	8,477	8,726
[4,7]	SoFi Professional Loan Program LLC Class A2FX Series 2017-B	2.740%	5/25/40	3,568	3,629
[4,7]	SoFi Professional Loan Program LLC Class A2FX Series 2017-F	2.840%	1/25/41	4,744	4,849
[4,7]	SoFi Professional Loan Program LLC Class A2FX Series 2018-C	3.590%	1/25/48	17,140	17,815
[4,7]	SoFi Professional Loan Program LLC Class A2FX Series 2018-D	3.600%	2/25/48	19,000	19,691
[4,7]	SoFi Professional Loan Program LLC Class A2FX Series 2019-B	3.090%	8/17/48	6,930	7,146
[4,7]	Stack Infrastructure Issuer LLC Class A2 Series 2019-1A	4.540%	2/25/44	5,577	5,926
[4]	Synchrony Credit Card Master Note Trust Class A Series 2017-2	2.620%	10/15/25	15,680	16,325
[4]	Synchrony Credit Card Master Note Trust Class B Series 2017-2	2.820%	10/15/25	4,770	4,963
[4]	Synchrony Credit Card Master Note Trust Class C Series 2016-2C	2.950%	5/15/24	5,300	5,359
[4]	Synchrony Credit Card Master Note Trust Class C Series 2017-2	3.010%	10/15/25	6,390	6,641
[4,7]	Taco Bell Funding LLC Class A23 Series 2019-1A	4.970%	5/25/46	2,206	2,359
[4,7]	Taco Bell Funding LLC Class A2II Series 2016-1A	4.377%	5/25/46	3,580	3,599
[4,7]	Tesla Auto Lease Trust Class A4 Series 2019-A	2.200%	11/21/22	7,000	7,186
[4,7]	Textainer Marine Containers VII Ltd Class A Series 2019-1A	3.960%	4/20/44	4,893	4,995

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/36	2,800	2,963
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2019-A	3.000%	5/15/24	2,350	2,468
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2019-D	1.990%	2/18/25	5,980	6,223
[4,7]	Trafigura Securitisation Finance PLC Class A2 Series 2018-1A	3.730%	3/15/22	21,540	21,755
[4,7]	Trinity Rail Leasing LLC Class A2 Series 2018-1A	4.620%	6/17/48	10,260	10,576
[4,7]	TRIP Rail Master Funding LLC Class A1 Series 2017-1A	2.709%	8/15/47	852	854
[4]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	6,673	7,591
[4]	UBS Commercial Mortgage Trust Class AS Series 2012-C1	4.171%	5/10/45	1,200	1,240
[4]	UBS Commercial Mortgage Trust Class ASB Series 2019-C16	3.460%	4/15/52	2,287	2,578
[4,7]	UBS-BAMLL Trust Class A Series 2012-WRM	3.663%	6/10/30	6,673	6,658
[4]	UBS-Barclays Commercial Mortgage Trust Class A4 Series 2013-C6	3.244%	4/10/46	3,970	4,149
[4]	UBS-Barclays Commercial Mortgage Trust Class A5 Series 2012-C4	2.850%	12/10/45	5,703	5,906
[4]	UBS-Barclays Commercial Mortgage Trust Class AS Series 2013-C6	3.469%	4/10/46	1,160	1,200
[4,7]	Vantage Data Centers Issuer LLC Class A2 Series 2019-1A	3.188%	7/15/44	2,273	2,367
[4]	Verizon Owner Trust Class C Series 2020-B	0.830%	2/20/25	5,860	5,869
[4,7]	VNDO Mortgage Trust Class A Series 2012-6AVE	2.996%	11/15/30	9,070	9,291
[4,7]	VNDO Mortgage Trust Class A Series 2013-PENN	3.808%	12/13/29	1,100	1,097
[4,6,7]	VNDO Mortgage Trust Class B Series 2013-PENN	3.947%	12/13/29	650	649
[4,6,7]	VNDO Mortgage Trust Class C Series 2013-PENN	3.947%	12/13/29	490	489
[4]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2018-2	3.330%	2/20/25	4,510	4,702
[4]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2012-LC5	2.918%	10/15/45	5,637	5,830
[4]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2015-C30	3.411%	9/15/58	6,800	7,455
[4]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-BNK1	2.652%	8/15/49	4,470	4,782
[4,6]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2013-LC12	4.218%	7/15/46	7,972	8,552
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C29	3.637%	6/15/48	16,693	18,470
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C30	3.664%	9/15/58	4,380	4,851
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-LC22	3.839%	9/15/58	10,834	12,077
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C32	3.560%	1/15/59	9,166	10,100
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C37	3.525%	12/15/49	2,990	3,317
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C39	3.157%	9/15/50	1,400	1,536

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	9,180	10,360
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C41	3.472%	11/15/50	6,560	7,323
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C42	3.589%	12/15/50	6,745	7,620
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/60	2,712	3,072
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	4,315	5,044
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	6,390	7,613
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C54	3.146%	12/15/52	2,390	2,684
[4]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC18	3.405%	12/15/47	13,210	14,369
[4]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C38	3.453%	7/15/50	6,905	7,758
[4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2012-LC5	3.539%	10/15/45	7,210	7,419
[4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC16	4.020%	8/15/50	700	752
[4,6]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C30	4.067%	9/15/58	2,250	2,475
[4,6]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-LC22	4.207%	9/15/58	2,045	2,261
[4,6]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2013-LC12	3.928%	7/15/46	602	629
[4]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2019-C49	3.933%	3/15/52	3,250	3,746
[4]	Wells Fargo Commercial Mortgage Trust Class B Series 2014-LC16	4.322%	8/15/50	2,400	2,211
[4]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/50	1,450	1,406
[4,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-C29	4.213%	6/15/48	2,310	2,226
[4,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-C30	4.498%	9/15/58	2,740	2,667
[4,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-LC22	4.536%	9/15/58	5,225	5,079
[4,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/51	12,380	11,705
[4,7]	Wendy's Funding LLC Class A21 Series 2018-1A	3.573%	3/15/48	3,112	3,202
[4,6,7]	WFLD Mortgage Trust Class A Series 2014-MONT	3.755%	8/10/31	4,640	4,727
[4]	WFRBS Commercial Mortgage Trust Class A2 Series 2012-C7	3.431%	6/15/45	6,130	6,293
[4]	WFRBS Commercial Mortgage Trust Class A3 Series 2012-C10	2.875%	12/15/45	5,280	5,433
[4]	WFRBS Commercial Mortgage Trust Class A3 Series 2012-C8	3.001%	8/15/45	3,789	3,907
[4]	WFRBS Commercial Mortgage Trust Class A3 Series 2012-C9	2.870%	11/15/45	9,924	10,231
[4,7]	WFRBS Commercial Mortgage Trust Class A4 Series 2011-C3	4.375%	3/15/44	5,541	5,579
[4,6]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C15	4.153%	8/15/46	6,044	6,505
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C21	3.410%	8/15/47	1,557	1,643

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-LC14	3.766%	3/15/47	920	984
[4,6]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C18	4.162%	12/15/46	7,778	8,464
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C19	4.101%	3/15/47	10,595	11,575
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C20	3.995%	5/15/47	8,175	8,932
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C21	3.678%	8/15/47	13,286	14,460
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C23	3.917%	10/15/57	4,167	4,603
[4,6]	WFRBS Commercial Mortgage Trust Class AS Series 2012-C7	4.090%	6/15/45	4,170	4,182
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2012-C9	3.388%	11/15/45	2,870	2,963
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C13	3.345%	5/15/45	2,220	2,328
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C21	3.891%	8/15/47	700	747
[4]	WFRBS Commercial Mortgage Trust Class ASB Series 2013-C17	3.558%	12/15/46	227	236
[4]	WFRBS Commercial Mortgage Trust Class ASB Series 2013-C18	3.676%	12/15/46	1,362	1,421
[4,6]	WFRBS Commercial Mortgage Trust Class B Series 2013-C18	4.688%	12/15/46	1,085	1,153
[4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/47	2,410	2,355
[4,6]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/47	1,410	1,243
[4]	World Omni Auto Receivables Trust Class A4 Series 2018-D	3.440%	12/16/24	1,770	1,866
[4]	World Omni Auto Receivables Trust Class A4 Series 2019-A	3.220%	6/16/25	3,060	3,218
[4]	World Omni Auto Receivables Trust Class B Series 2018-A	2.890%	4/15/25	3,820	3,944
[4]	World Omni Auto Receivables Trust Class B Series 2019-B	2.860%	6/16/25	2,510	2,613
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,918,584)					3,040,116
Corporate Bonds (75.2%)
Communications (5.0%)
	Activision Blizzard Inc.	1.350%	9/15/30	12,392	11,960
	AT&T Inc.	4.125%	2/17/26	35,193	40,063
	AT&T Inc.	4.250%	3/1/27	19,000	21,788
	AT&T Inc.	2.300%	6/1/27	58,266	60,449
	AT&T Inc.	1.650%	2/1/28	29,300	28,972
	AT&T Inc.	4.300%	2/15/30	23,800	27,706
	AT&T Inc.	2.750%	6/1/31	7,000	7,251
	AT&T Inc.	2.250%	2/1/32	20,000	19,549
[7,8]	Cable One Inc.	4.000%	11/15/30	2,445	2,482
[7]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	4,730	4,972
[7]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	940	961
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	14,313	16,476
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	13,000	14,337

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/28	5,900	6,677
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	13,053	15,528
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	10,000	10,288
	Comcast Corp.	3.375%	8/15/25	36,419	40,617
	Comcast Corp.	3.950%	10/15/25	29,426	33,714
	Comcast Corp.	3.150%	3/1/26	54,105	60,111
	Comcast Corp.	2.350%	1/15/27	53,381	56,935
	Comcast Corp.	3.300%	2/1/27	2,000	2,237
	Comcast Corp.	3.300%	4/1/27	15,000	16,848
	Comcast Corp.	3.150%	2/15/28	35,747	39,776
	Comcast Corp.	3.550%	5/1/28	15,000	17,207
	Comcast Corp.	4.150%	10/15/28	64,230	76,351
	Comcast Corp.	3.400%	4/1/30	37,386	42,431
	Comcast Corp.	4.250%	10/15/30	3,753	4,564
	Comcast Corp.	1.950%	1/15/31	14,598	14,836
[7]	CSC Holdings LLC	5.375%	2/1/28	1,980	2,104
[7]	CSC Holdings LLC	6.500%	2/1/29	5,790	6,420
[7]	CSC Holdings LLC	5.750%	1/15/30	3,725	3,972
[7]	CSC Holdings LLC	4.625%	12/1/30	2,678	2,671
[7]	Deutsche Telekom International Finance BV	4.375%	6/21/28	9,350	10,983
	Discovery Communications LLC	3.450%	3/15/25	1,168	1,272
	Discovery Communications LLC	3.950%	6/15/25	3,715	4,152
	Discovery Communications LLC	4.900%	3/11/26	29,563	34,442
	Discovery Communications LLC	3.950%	3/20/28	22,000	24,735
	Discovery Communications LLC	4.125%	5/15/29	5,931	6,751
	Discovery Communications LLC	3.625%	5/15/30	28,835	31,851
[7]	Discovery Communications LLC	4.000%	9/15/55	5,000	5,043
[7]	Expedia Group Inc.	6.250%	5/1/25	606	666
[7]	Expedia Group Inc.	4.625%	8/1/27	1,810	1,888
	Fox Corp.	4.709%	1/25/29	57,074	67,752
	Fox Corp.	3.500%	4/8/30	23,000	25,642
[7]	Frontier Communications Corp.	5.875%	10/15/27	805	818
[7]	Gray Television Inc.	4.750%	10/15/30	828	816
	Lamar Media Corp.	5.750%	2/1/26	935	967
	Lamar Media Corp.	3.750%	2/15/28	1,400	1,397
	Lamar Media Corp.	4.875%	1/15/29	703	731
	Lamar Media Corp.	4.000%	2/15/30	1,532	1,547
[7]	Level 3 Financing Inc.	4.625%	9/15/27	6,088	6,210
[7]	Level 3 Financing Inc.	4.250%	7/1/28	1,645	1,670
[7]	Level 3 Financing Inc.	3.625%	1/15/29	1,920	1,858
[7]	Netflix Inc.	3.625%	6/15/25	4,810	4,990
[7]	Nexstar Broadcasting Inc.	5.625%	7/15/27	4,105	4,279
[7]	Nexstar Broadcasting Inc.	4.750%	11/1/28	2,340	2,369
[7]	QualityTech LP / QTS Finance Corp.	3.875%	10/1/28	1,325	1,345
	Qwest Corp.	7.250%	9/15/25	4,554	5,191
[7]	Sirius XM Radio Inc.	4.625%	7/15/24	2,100	2,163
[7]	Sirius XM Radio Inc.	5.000%	8/1/27	1,810	1,891
	Sprint Corp.	7.125%	6/15/24	5,555	6,388
	Sprint Corp.	7.625%	3/1/26	1,085	1,321
[7]	Switch Ltd.	3.750%	9/15/28	940	945
[7]	Tegna Inc.	4.750%	3/15/26	2,040	2,101
	Telefonica Emisiones SA	4.103%	3/8/27	9,720	11,010

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	T-Mobile USA Inc.	4.500%	2/1/26	4,320	4,428
[7]	T-Mobile USA Inc.	1.500%	2/15/26	31,419	31,536
[7]	T-Mobile USA Inc.	3.750%	4/15/27	104,017	115,676
[7]	T-Mobile USA Inc.	3.875%	4/15/30	97,735	109,284
[7]	T-Mobile USA Inc.	3.000%	2/15/41	3,000	2,913
[7]	Twitter Inc.	3.875%	12/15/27	4,216	4,422
[9]	Verizon Communications Inc.	4.050%	2/17/25	15,310	12,120
	Verizon Communications Inc.	4.125%	3/16/27	44,892	52,553
	Verizon Communications Inc.	3.000%	3/22/27	56,875	62,578
[9]	Verizon Communications Inc.	4.500%	8/17/27	8,500	7,130
	Verizon Communications Inc.	4.329%	9/21/28	40,128	48,117
[10]	Verizon Communications Inc.	1.125%	11/3/28	4,845	6,207
	Verizon Communications Inc.	4.016%	12/3/29	10,000	11,797
	Verizon Communications Inc.	3.150%	3/22/30	20,200	22,461
	ViacomCBS Inc.	3.875%	4/1/24	1,073	1,166
	ViacomCBS Inc.	4.750%	5/15/25	17,403	19,970
	ViacomCBS Inc.	3.700%	6/1/28	2,000	2,216
	ViacomCBS Inc.	4.950%	1/15/31	25,535	30,848
	ViacomCBS Inc.	4.200%	5/19/32	9,725	11,178
	ViacomCBS Inc.	4.950%	5/19/50	5,000	5,870
[7]	Virgin Media Finance plc	5.000%	7/15/30	900	894
[7]	Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/28	2,085	2,080
[7]	Vmed O2 UK Financing I plc	4.250%	1/31/31	1,890	1,890
	Vodafone Group plc	4.125%	5/30/25	11,300	12,845
	Vodafone Group plc	4.375%	5/30/28	39,173	46,219
	Walt Disney Co.	3.350%	3/24/25	21,340	23,665
	Walt Disney Co.	1.750%	1/13/26	52,590	54,657
	Walt Disney Co.	3.375%	11/15/26	44,928	50,767
	Walt Disney Co.	3.700%	3/23/27	11,162	12,714
	Walt Disney Co.	2.200%	1/13/28	5,160	5,396
	Walt Disney Co.	2.000%	9/1/29	42,462	43,408
[7]	WMG Acquisition Corp.	3.000%	2/15/31	1,490	1,416
[10]	WPP Finance SA	3.750%	5/19/32	1,850	2,644
[7]	Zayo Group Holdings Inc.	4.000%	3/1/27	1,505	1,475
[7]	Zayo Group Holdings Inc.	6.125%	3/1/28	1,665	1,686
					1,809,663
Consumer Discretionary (3.9%)
[7]	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	931	954
[7]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	2,470	2,495
[7]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	4,661	4,719
[7,8]	1011778 BC ULC / New Red Finance Inc.	3.500%	2/15/29	1,870	1,851
[7,8]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/30	2,520	2,507
	Amazon.com Inc.	1.200%	6/3/27	14,752	14,919
	Amazon.com Inc.	3.150%	8/22/27	79,515	89,896
[7]	American Builders & Contractors Supply Co. Inc.	5.875%	5/15/26	477	495
[7]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	2,600	2,642
	American Honda Finance Corp.	2.900%	2/16/24	7,500	8,013
	American Honda Finance Corp.	1.200%	7/8/25	29,536	29,828
[7]	ANGI Group LLC	3.875%	8/15/28	652	641
[7]	Asbury Automotive Group Inc.	4.500%	3/1/28	2,129	2,150
[7]	Asbury Automotive Group Inc.	4.750%	3/1/30	3,912	4,020
	AutoZone Inc.	3.625%	4/15/25	15,000	16,669
	AutoZone Inc.	3.750%	6/1/27	14,000	15,848
	AutoZone Inc.	3.750%	4/18/29	6,000	6,848
	AutoZone Inc.	4.000%	4/15/30	21,000	24,500

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AutoZone Inc.	1.650%	1/15/31	51,060	49,328
	Best Buy Co. Inc.	1.950%	10/1/30	20,000	19,575
	BorgWarner Inc.	2.650%	7/1/27	87,026	91,367
[7]	Burlington Coat Factory Warehouse Corp.	6.250%	4/15/25	2,116	2,222
[7]	Caesars Entertainment Inc.	8.125%	7/1/27	2,168	2,263
[7]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	329	338
[7]	Carnival Corp.	11.500%	4/1/23	2,767	3,058
[7]	Churchill Downs Inc.	5.500%	4/1/27	2,240	2,307
[7]	Churchill Downs Inc.	4.750%	1/15/28	5,339	5,419
[7]	Clarios Global LP	6.750%	5/15/25	650	687
[7]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	5,830	6,078
[7]	Cornerstone Building Brands Inc.	6.125%	1/15/29	758	773
	Dana Inc.	5.375%	11/15/27	658	679
	Dana Inc.	5.625%	6/15/28	985	1,034
[4]	Duke University	2.682%	10/1/44	1,350	1,378
	eBay Inc.	2.700%	3/11/30	19,800	20,659
[7]	ERAC USA Finance LLC	3.850%	11/15/24	8,000	8,787
[7]	ERAC USA Finance LLC	3.800%	11/1/25	9,000	9,959
[11]	FCE Bank plc	1.660%	2/11/21	7,200	8,343
	Ford Motor Co.	8.500%	4/21/23	2,035	2,244
	Ford Motor Credit Co. LLC	3.087%	1/9/23	1,200	1,188
	Ford Motor Credit Co. LLC	5.125%	6/16/25	2,635	2,736
	Ford Motor Credit Co. LLC	4.125%	8/17/27	3,260	3,208
	Ford Motor Credit Co. LLC	3.815%	11/2/27	1,020	980
	General Motors Co.	6.125%	10/1/25	15,000	17,547
	General Motors Co.	5.000%	10/1/28	15,000	16,989
	General Motors Financial Co. Inc.	4.000%	1/15/25	5,000	5,352
	General Motors Financial Co. Inc.	2.900%	2/26/25	31,593	32,804
	General Motors Financial Co. Inc.	4.350%	4/9/25	25,537	27,898
	General Motors Financial Co. Inc.	2.750%	6/20/25	6,000	6,186
	General Motors Financial Co. Inc.	4.300%	7/13/25	14,123	15,373
	General Motors Financial Co. Inc.	4.000%	10/6/26	10,000	10,847
	General Motors Financial Co. Inc.	4.350%	1/17/27	15,000	16,530
	General Motors Financial Co. Inc.	2.700%	8/20/27	2,000	2,024
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	1,181	1,299
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	4,232	4,153
	Harley-Davidson Inc.	3.500%	7/28/25	17,000	18,108
[7]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	6,145	6,345
[7]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	942	987
	Home Depot Inc.	2.500%	4/15/27	21,800	23,621
	Home Depot Inc.	2.800%	9/14/27	29,042	31,948
	Home Depot Inc.	3.900%	12/6/28	28,033	33,280
	Home Depot Inc.	2.950%	6/15/29	61,528	68,970
[7]	International Game Technology plc	6.250%	1/15/27	385	409
[7]	International Game Technology plc	5.250%	1/15/29	1,360	1,350
[7]	Ken Garff Automotive LLC	4.875%	9/15/28	2,065	2,044
[7]	L Brands Inc.	6.875%	7/1/25	575	617
	Lennar Corp.	5.250%	6/1/26	1,560	1,771
	Lennar Corp.	4.750%	11/29/27	145	165
[7]	Lithia Motors Inc.	4.625%	12/15/27	1,540	1,623
[7]	Lithia Motors Inc.	4.375%	1/15/31	845	877
[7]	Live Nation Entertainment Inc.	5.625%	3/15/26	545	514
[7]	Live Nation Entertainment Inc.	6.500%	5/15/27	975	1,048
[7]	Live Nation Entertainment Inc.	4.750%	10/15/27	1,615	1,486
	Lowe's Cos. Inc.	2.500%	4/15/26	5,067	5,469
	Lowe's Cos. Inc.	3.100%	5/3/27	12,000	13,370
	Lowe's Cos. Inc.	1.300%	4/15/28	28,730	28,426

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	1.700%	10/15/30	28,460	28,180
	Magna International Inc.	2.450%	6/15/30	19,800	20,723
	Marriott International Inc.	4.625%	6/15/30	4,010	4,272
	Masco Corp.	2.000%	10/1/30	10,000	9,963
	McDonald's Corp.	3.700%	1/30/26	7,400	8,349
	McDonald's Corp.	3.500%	3/1/27	7,559	8,501
	McDonald's Corp.	3.500%	7/1/27	7,000	7,924
	McDonald's Corp.	2.625%	9/1/29	21,550	23,211
	McDonald's Corp.	3.600%	7/1/30	19,000	21,840
[7]	Michaels Stores Inc.	4.750%	10/1/27	795	777
[7]	Nissan Motor Co Ltd.	3.522%	9/17/25	10,000	10,075
[7]	Nissan Motor Co. Ltd.	4.345%	9/17/27	70,000	70,249
	O'Reilly Automotive Inc.	3.600%	9/1/27	9,000	10,150
	O'Reilly Automotive Inc.	1.750%	3/15/31	10,000	9,735
	PulteGroup Inc.	5.500%	3/1/26	4,570	5,273
	PulteGroup Inc.	5.000%	1/15/27	1,410	1,611
	Ross Stores Inc.	1.875%	4/15/31	20,000	19,742
[7]	Royal Caribbean Cruises Ltd.	10.875%	6/1/23	325	355
[7]	Royal Caribbean Cruises Ltd.	9.125%	6/15/23	325	338
[7]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	655	747
	Starbucks Corp.	2.000%	3/12/27	5,200	5,444
	Starbucks Corp.	3.500%	3/1/28	3,620	4,093
	Starbucks Corp.	3.550%	8/15/29	2,000	2,290
	Starbucks Corp.	2.250%	3/12/30	10,000	10,282
	Starbucks Corp.	4.500%	11/15/48	5,000	6,101
	TJX Cos. Inc.	3.500%	4/15/25	19,800	22,004
	TJX Cos. Inc.	2.250%	9/15/26	46,214	49,207
	TJX Cos. Inc.	3.750%	4/15/27	2,000	2,306
	TJX Cos. Inc.	3.875%	4/15/30	21,436	25,327
	Toyota Motor Credit Corp.	3.000%	4/1/25	7,000	7,673
	Toyota Motor Credit Corp.	3.200%	1/11/27	2,000	2,219
	Toyota Motor Credit Corp.	1.150%	8/13/27	20,000	19,799
	Toyota Motor Credit Corp.	3.650%	1/8/29	33,466	39,001
	Toyota Motor Credit Corp.	3.375%	4/1/30	25,000	28,828
	Tractor Supply Co.	1.750%	11/1/30	10,000	9,781
	TRI Pointe Group Inc.	5.700%	6/15/28	3,290	3,644
[7]	Vail Resorts Inc.	6.250%	5/15/25	4,783	5,034
[11]	Volkswagen Financial Services AG	2.250%	10/16/26	9,350	11,942
[7]	Volkswagen Group of America Finance LLC	3.200%	9/26/26	5,000	5,455
[7]	White Cap Buyer LLC	6.875%	10/15/28	800	820
[7]	William Carter Co.	5.500%	5/15/25	2,649	2,775
[7]	Williams Scotsman International Inc.	4.625%	8/15/28	1,379	1,386
[7]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	1,056	1,049
					1,401,510
Consumer Staples (5.6%)
[7]	Alimentation Couche-Tard Inc.	3.550%	7/26/27	26,507	29,522
	Altria Group Inc.	2.350%	5/6/25	13,907	14,666
	Altria Group Inc.	4.400%	2/14/26	21,166	24,364
	Altria Group Inc.	2.625%	9/16/26	11,076	11,811
	Altria Group Inc.	4.800%	2/14/29	37,462	43,910
	Altria Group Inc.	3.400%	5/6/30	8,000	8,669
	Altria Group Inc.	4.250%	8/9/42	5,000	5,366
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	39,669	44,513
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	29,921	33,568
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	43,714	50,264
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	16,000	19,354

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	20,000	22,536
	BAT Capital Corp.	3.215%	9/6/26	35,800	38,563
	BAT Capital Corp.	4.700%	4/2/27	62,771	71,698
	BAT Capital Corp.	3.557%	8/15/27	48,000	51,933
	BAT Capital Corp.	2.259%	3/25/28	37,000	36,803
	BAT International Finance plc	1.668%	3/25/26	16,500	16,563
	Bunge Ltd. Finance Corp Co.	1.630%	8/17/25	3,470	3,489
	Campbell Soup Co.	4.150%	3/15/28	2,000	2,313
	Central Garden & Pet Co.	4.125%	10/15/30	2,520	2,545
	Clorox Co.	1.800%	5/15/30	15,000	15,214
[11]	Coca-Cola Co.	1.875%	9/22/26	1,500	1,955
	Coca-Cola Co.	1.000%	3/15/28	32,000	31,759
	Coca-Cola Co.	1.650%	6/1/30	15,000	15,270
	Conagra Brands Inc.	1.375%	11/1/27	10,000	9,873
	Constellation Brands Inc.	4.750%	12/1/25	4,215	4,981
	Constellation Brands Inc.	3.500%	5/9/27	19,885	22,225
	Constellation Brands Inc.	3.600%	2/15/28	12,590	14,155
	Constellation Brands Inc.	4.650%	11/15/28	18,615	22,378
	Constellation Brands Inc.	3.150%	8/1/29	20,034	21,895
	Constellation Brands Inc.	2.875%	5/1/30	7,220	7,756
	Costco Wholesale Corp.	3.000%	5/18/27	20,915	23,322
	Costco Wholesale Corp.	1.375%	6/20/27	17,000	17,335
	Costco Wholesale Corp.	1.600%	4/20/30	22,000	22,207
	Costco Wholesale Corp.	1.750%	4/20/32	2,000	2,031
[11]	Danone SA	1.208%	11/3/28	1,300	1,672
	Diageo Capital plc	3.875%	5/18/28	8,000	9,291
	Diageo Capital plc	2.375%	10/24/29	19,465	20,671
	Diageo Capital plc	2.000%	4/29/30	11,765	12,067
	Dollar General Corp.	4.125%	5/1/28	4,650	5,404
	Dollar General Corp.	3.500%	4/3/30	29,752	33,721
	Estee Lauder Cos. Inc.	2.375%	12/1/29	5,250	5,609
	General Mills Inc.	4.200%	4/17/28	21,570	25,294
	General Mills Inc.	2.875%	4/15/30	17,085	18,471
	Grupo Bimbo SAB de CV	4.500%	1/25/22	4,060	4,231
	Hershey Co.	1.700%	6/1/30	5,000	5,099
	Hormel Foods Corp.	1.800%	6/11/30	34,710	35,396
[11]	Imperial Brands Finance plc	3.375%	2/26/26	600	799
	J M Smucker Co.	3.375%	12/15/27	32,727	36,238
	J M Smucker Co.	2.375%	3/15/30	5,225	5,395
	Kellogg Co.	4.300%	5/15/28	16,000	18,771
	Kellogg Co.	2.100%	6/1/30	18,735	19,102
	Keurig Dr Pepper Inc.	4.417%	5/25/25	15,000	17,220
	Keurig Dr Pepper Inc.	3.430%	6/15/27	3,800	4,240
	Keurig Dr Pepper Inc.	4.597%	5/25/28	41,464	49,541
	Kimberly-Clark Corp.	1.050%	9/15/27	3,185	3,185
	Kimberly-Clark Corp.	3.100%	3/26/30	37,768	42,815
[7]	Kraft Heinz Foods Co.	3.875%	5/15/27	2,590	2,728
	Kroger Co.	3.500%	2/1/26	27,470	30,866
	Kroger Co.	3.700%	8/1/27	22,225	25,450
	Kroger Co.	4.500%	1/15/29	2,000	2,432
	Kroger Co.	2.200%	5/1/30	40,000	41,266
[7]	Lamb Weston Holdings Inc.	4.625%	11/1/24	1,310	1,356
[7]	Lamb Weston Holdings Inc.	4.875%	11/1/26	2,178	2,257
[7]	Lamb Weston Holdings Inc.	4.875%	5/15/28	1,455	1,582
[7]	Mars Inc.	0.875%	7/16/26	10,000	9,953
[7]	Mars Inc.	1.625%	7/16/32	13,500	13,174
	McCormick & Co. Inc.	3.400%	8/15/27	19,985	22,266
	McCormick & Co. Inc.	2.500%	4/15/30	11,450	12,096

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mead Johnson Nutrition Co.	4.125%	11/15/25	5,000	5,757
	Mondelez International Inc.	1.500%	5/4/25	18,695	19,181
	Mondelez International Inc.	2.750%	4/13/30	24,793	26,650
[7]	Nestle Holdings Inc.	1.000%	9/15/27	29,665	29,376
[7]	Nestle Holdings Inc.	3.625%	9/24/28	11,819	13,759
	PepsiCo Inc.	2.625%	3/19/27	7,500	8,200
	PepsiCo Inc.	3.000%	10/15/27	4,500	5,028
[11]	PepsiCo Inc.	0.500%	5/6/28	1,100	1,323
	PepsiCo Inc.	2.750%	3/19/30	42,317	46,836
	PepsiCo Inc.	1.625%	5/1/30	11,000	11,156
	PepsiCo Inc.	1.400%	2/25/31	30,000	29,762
[7]	Performance Food Group Inc.	5.500%	6/1/24	1,645	1,651
[7]	Performance Food Group Inc.	6.875%	5/1/25	765	820
[7]	Performance Food Group Inc.	5.500%	10/15/27	4,818	4,950
	Philip Morris International Inc.	2.750%	2/25/26	16,057	17,450
	Philip Morris International Inc.	0.875%	5/1/26	15,000	14,923
	Philip Morris International Inc.	3.125%	8/17/27	10,000	11,034
	Philip Morris International Inc.	3.125%	3/2/28	20,382	22,448
	Philip Morris International Inc.	3.375%	8/15/29	25,460	28,556
	Philip Morris International Inc.	2.100%	5/1/30	19,800	20,104
	Philip Morris International Inc.	1.750%	11/1/30	15,000	14,794
[7]	Post Holdings Inc.	5.750%	3/1/27	1,780	1,865
[7]	Post Holdings Inc.	4.625%	4/15/30	1,917	1,967
	Procter & Gamble Co.	2.800%	3/25/27	8,800	9,758
[11]	Procter & Gamble Co.	1.200%	10/30/28	1,200	1,545
[7]	Reckitt Benckiser Treasury Services plc	3.000%	6/26/27	27,571	30,216
	Reynolds American Inc.	4.450%	6/12/25	61,809	69,806
	Sysco Corp.	5.650%	4/1/25	3,300	3,895
	Sysco Corp.	2.400%	2/15/30	4,000	4,038
	Target Corp.	3.375%	4/15/29	19,036	22,088
	Target Corp.	2.350%	2/15/30	10,000	10,792
	Tyson Foods Inc.	4.000%	3/1/26	48,003	55,094
	Tyson Foods Inc.	3.550%	6/2/27	12,400	13,975
	Tyson Foods Inc.	4.350%	3/1/29	34,983	42,088
	Tyson Foods Inc.	4.550%	6/2/47	5,000	6,192
	Unilever Capital Corp.	2.900%	5/5/27	7,000	7,743
	Unilever Capital Corp.	2.125%	9/6/29	48,983	51,746
[7]	United Natural Foods Inc.	6.750%	10/15/28	965	981
	Walmart Inc.	3.050%	7/8/26	9,586	10,731
	Walmart Inc.	3.700%	6/26/28	42,669	49,772
	Walmart Inc.	3.250%	7/8/29	9,929	11,451
					2,043,965
Energy (6.4%)
	Baker Hughes a GE Co LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	29,752	31,809
	BP Capital Markets America Inc.	3.796%	9/21/25	41,635	46,868
	BP Capital Markets America Inc.	3.410%	2/11/26	53,200	58,956
	BP Capital Markets America Inc.	3.119%	5/4/26	65,745	72,425
	BP Capital Markets America Inc.	3.017%	1/16/27	29,711	32,073
	BP Capital Markets America Inc.	3.588%	4/14/27	2,000	2,220
	BP Capital Markets America Inc.	3.937%	9/21/28	8,690	9,965
	BP Capital Markets America Inc.	4.234%	11/6/28	2,000	2,323
	BP Capital Markets America Inc.	1.749%	8/10/30	16,070	15,742
	BP Capital Markets plc	3.279%	9/19/27	48,649	53,442
	BP Capital Markets plc	3.723%	11/28/28	7,905	8,927
	Canadian Natural Resources Ltd.	3.800%	4/15/24	9,250	9,897
	Canadian Natural Resources Ltd.	3.850%	6/1/27	5,794	6,134
	Cenovus Energy Inc.	3.000%	8/15/22	2,750	2,723

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cenovus Energy Inc.	5.375%	7/15/25	3,525	3,714
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	62,135	70,324
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	14,711	16,495
[7]	Cheniere Energy Inc.	4.625%	10/15/28	2,645	2,731
	Chevron Corp.	1.554%	5/11/25	46,074	47,525
	Chevron Corp.	1.995%	5/11/27	25,190	26,387
	Chevron Corp.	2.236%	5/11/30	10,000	10,464
	Chevron USA Inc.	1.018%	8/12/27	25,480	25,131
	Cimarex Energy Co.	3.900%	5/15/27	9,460	9,945
	Cimarex Energy Co.	4.375%	3/15/29	4,505	4,849
	CNOOC Finance 2014 ULC	4.250%	4/30/24	21,315	23,472
	CNOOC Finance 2015 USA LLC	3.750%	5/2/23	8,231	8,764
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	9,425	10,987
[7]	CNPC General Capital Ltd.	3.400%	4/16/23	1,000	1,055
	Concho Resources Inc.	3.750%	10/1/27	8,990	9,923
	Concho Resources Inc.	4.300%	8/15/28	8,500	9,733
	Concho Resources Inc.	2.400%	2/15/31	6,590	6,612
	ConocoPhillips Co.	4.950%	3/15/26	67,315	80,185
	ConocoPhillips Co.	6.950%	4/15/29	2,000	2,728
	DCP Midstream Operating LP	5.625%	7/15/27	988	1,025
	Devon Energy Corp.	5.850%	12/15/25	7,000	7,823
	Diamondback Energy Inc.	4.750%	5/31/25	3,435	3,734
	Diamondback Energy Inc.	3.250%	12/1/26	43,023	43,937
	Ecopetrol SA	5.375%	6/26/26	6,972	7,695
	Empresa Nacional del Petroleo	4.375%	10/30/24	13,883	14,986
	Empresa Nacional del Petroleo	3.750%	8/5/26	2,257	2,376
[4]	Empresa Nacional del Petroleo	5.250%	11/6/29	49,252	56,394
	Enbridge Inc.	3.700%	7/15/27	4,000	4,404
	Enbridge Inc.	3.125%	11/15/29	18,000	18,885
[7]	Endeavor Energy Resources LP / EER Finance Inc.	6.625%	7/15/25	658	683
[7]	Endeavor Energy Resources LP / EER Finance Inc.	5.750%	1/30/28	2,670	2,777
	Energy Transfer Operating LP	4.050%	3/15/25	14,738	15,475
	Energy Transfer Operating LP	2.900%	5/15/25	2,000	2,013
	Energy Transfer Operating LP	4.750%	1/15/26	3,250	3,486
	Energy Transfer Operating LP	4.200%	4/15/27	16,115	16,760
	Energy Transfer Operating LP	5.500%	6/1/27	36,968	41,034
	Energy Transfer Operating LP	4.950%	6/15/28	3,645	3,918
	Energy Transfer Operating LP	3.750%	5/15/30	9,995	9,808
	Enterprise Products Operating LLC	3.950%	2/15/27	2,000	2,273
	Enterprise Products Operating LLC	4.150%	10/16/28	7,500	8,636
	Enterprise Products Operating LLC	3.125%	7/31/29	10,000	10,747
	Enterprise Products Operating LLC	2.800%	1/31/30	10,000	10,479
	Enterprise Products Operating LLC	4.850%	3/15/44	1,982	2,236
	Enterprise Products Operating LLC	4.250%	2/15/48	5,883	6,269
	EOG Resources Inc.	3.150%	4/1/25	29,803	32,388
	EOG Resources Inc.	4.150%	1/15/26	4,255	4,879
[7]	EQM Midstream Partners LP	6.500%	7/1/27	2,604	2,747
	EQT Corp.	3.000%	10/1/22	2,690	2,643
[8]	EQT Corp.	5.000%	1/15/29	2,625	2,633
	Equinor ASA	3.150%	1/23/22	3,000	3,100
	Equinor ASA	3.950%	5/15/43	3,191	3,580
	Exxon Mobil Corp.	2.709%	3/6/25	7,598	8,164
	Exxon Mobil Corp.	2.992%	3/19/25	23,665	25,724
	Exxon Mobil Corp.	2.275%	8/16/26	64,462	68,822
	Exxon Mobil Corp.	3.294%	3/19/27	2,000	2,226
	Exxon Mobil Corp.	3.482%	3/19/30	10,000	11,287

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Exxon Mobil Corp.	2.610%	10/15/30	39,669	41,933
[11]	Exxon Mobil Corp.	1.408%	6/26/39	5,700	6,586
	Gazprom PJSC Via Gaz Capital SA	6.510%	3/7/22	2,650	2,808
	Gazprom PJSC Via Gaz Capital SA	5.150%	2/11/26	14,858	16,512
[7]	KazMunayGas National Co. JSC	3.500%	4/14/33	7,200	7,452
[7]	KazMunayGas National Co. JSC	6.375%	10/24/48	5,400	7,202
	Kinder Morgan Inc.	4.300%	6/1/25	10,000	11,228
	Kinder Morgan Inc.	4.300%	3/1/28	9,840	11,102
	Kinder Morgan Inc.	2.000%	2/15/31	20,000	18,986
	Marathon Oil Corp.	3.850%	6/1/25	9,000	9,214
	Marathon Petroleum Corp.	4.700%	5/1/25	46,626	51,755
	Marathon Petroleum Corp.	5.125%	12/15/26	40,540	46,368
[7]	MEG Energy Corp.	6.500%	1/15/25	1,591	1,551
	MPLX LP	1.750%	3/1/26	10,000	9,925
	MPLX LP	4.125%	3/1/27	2,000	2,188
	MPLX LP	4.250%	12/1/27	13,500	15,002
	MPLX LP	4.000%	3/15/28	2,000	2,165
	MPLX LP	2.650%	8/15/30	20,000	19,250
	Newfield Exploration Co.	5.625%	7/1/24	9,340	9,036
	Noble Energy Inc.	3.850%	1/15/28	6,735	7,686
	Nustar Logistics LP	5.750%	10/1/25	635	637
	Nustar Logistics LP	6.375%	10/1/30	2,525	2,538
	Occidental Petroleum Corp.	2.700%	8/15/22	3,272	3,023
	Occidental Petroleum Corp.	5.875%	9/1/25	977	860
	Occidental Petroleum Corp.	5.550%	3/15/26	2,559	2,233
	Occidental Petroleum Corp.	6.625%	9/1/30	652	571
	ONEOK Inc.	2.200%	9/15/25	3,000	2,957
	ONEOK Inc.	3.400%	9/1/29	10,000	9,712
[7]	Petronas Capital Ltd.	3.500%	4/21/30	6,029	6,738
	Petronas Capital Ltd.	3.500%	4/21/30	28,770	32,098
	Phillips 66	3.850%	4/9/25	24,150	26,572
	Phillips 66	3.900%	3/15/28	2,000	2,184
	Phillips 66 Partners LP	3.605%	2/15/25	7,605	8,055
	Pioneer Natural Resources Co.	1.900%	8/15/30	27,300	25,510
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	23,290	24,725
[7]	Rattler Midstream LP	5.625%	7/15/25	775	797
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	47,786	55,969
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	2,000	2,245
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	13,764	14,928
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	5,195	5,252
	Shell International Finance BV	2.875%	5/10/26	52,795	58,245
	Shell International Finance BV	3.875%	11/13/28	2,000	2,307
	Shell International Finance BV	2.375%	11/7/29	100,145	104,735
	Sinopec Capital 2013 Ltd.	3.125%	4/24/23	13,170	13,752
	Sinopec Group Overseas Development 2016 Ltd.	3.500%	5/3/26	5,000	5,509
[7]	Sinopec Group Overseas Development 2017 Ltd.	3.625%	4/12/27	12,500	13,752
	Sinopec Group Overseas Development 2017 Ltd.	3.625%	4/12/27	15,460	16,965
	Sinopec Group Overseas Development 2017 Ltd.	3.250%	9/13/27	51,371	55,441
[12]	Southern Gas Corridor CJSC	6.875%	3/24/26	10,873	12,328
	Southwestern Energy Co.	8.375%	9/15/28	1,684	1,760
	Suncor Energy Inc.	3.100%	5/15/25	18,215	19,444
	Sunoco Logistics Partners Operations LP	5.950%	12/1/25	2,000	2,273
	Sunoco Logistics Partners Operations LP	3.900%	7/15/26	13,648	14,109
	Sunoco Logistics Partners Operations LP	4.000%	10/1/27	13,741	14,085

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.500%	10/1/25	200	201
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	2,440	2,568
	Total Capital International SA	3.455%	2/19/29	18,494	20,962
	Total Capital International SA	2.829%	1/10/30	14,445	15,729
	Total Capital SA	3.883%	10/11/28	18,600	21,715
	TransCanada PipeLines Ltd.	4.875%	1/15/26	29,264	34,315
	TransCanada PipeLines Ltd.	4.250%	5/15/28	32,345	36,935
	TransCanada PipeLines Ltd.	4.100%	4/15/30	10,000	11,334
[7]	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	14,065	15,059
	Valero Energy Corp.	2.850%	4/15/25	21,230	21,855
	Valero Energy Corp.	2.150%	9/15/27	23,825	22,754
	Valero Energy Corp.	4.350%	6/1/28	7,960	8,513
	Western Midstream Operating LP	5.050%	2/1/30	3,200	3,024
	Williams Cos. Inc.	3.900%	1/15/25	5,116	5,563
	Williams Cos. Inc.	3.750%	6/15/27	31,395	34,165
	Williams Cos. Inc.	5.100%	9/15/45	5,000	5,508
	WPX Energy Inc.	5.250%	10/15/27	1,900	1,905
	WPX Energy Inc.	5.875%	6/15/28	655	671
	WPX Energy Inc.	4.500%	1/15/30	4,318	4,145
					2,317,753
Financials (24.1%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	1/15/25	7,120	7,013
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	8,720	9,591
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	2,600	2,629
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	3,000	2,827
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	12,000	11,897
	Affiliated Managers Group Inc.	3.300%	6/15/30	33,223	35,272
	Aflac Inc.	3.250%	3/17/25	5,995	6,606
	Aflac Inc.	3.600%	4/1/30	24,950	28,870
	Air Lease Corp.	3.375%	7/1/25	6,960	7,114
	Air Lease Corp.	2.875%	1/15/26	8,175	8,097
	Air Lease Corp.	3.750%	6/1/26	5,000	5,100
	Air Lease Corp.	3.625%	4/1/27	2,000	1,991
	Air Lease Corp.	3.625%	12/1/27	2,427	2,402
	Air Lease Corp.	4.625%	10/1/28	3,955	4,149
	Air Lease Corp.	3.250%	10/1/29	2,000	1,899
	Air Lease Corp.	3.000%	2/1/30	14,782	13,772
[7]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	4.250%	10/15/27	640	636
[7]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	10/15/27	225	236
	Ally Financial Inc.	1.450%	10/2/23	6,665	6,723
	Ally Financial Inc.	4.625%	3/30/25	3,914	4,374
	American Equity Investment Life Holding Co.	5.000%	6/15/27	3,000	3,352
	American Express Co.	3.000%	10/30/24	35,092	37,941
	American Express Co.	4.200%	11/6/25	16,815	19,444
	American Express Co.	3.125%	5/20/26	6,745	7,515
	American Express Credit Corp.	3.300%	5/3/27	15,000	16,870
	American International Group Inc.	2.500%	6/30/25	14,355	15,329
	American International Group Inc.	3.900%	4/1/26	14,297	16,293
	American International Group Inc.	4.200%	4/1/28	5,000	5,800

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American International Group Inc.	3.400%	6/30/30	19,925	22,078
	Ameriprise Financial Inc.	3.000%	4/2/25	35,217	38,172
	Ameriprise Financial Inc.	2.875%	9/15/26	1,986	2,168
	Aon Corp.	2.800%	5/15/30	19,800	21,162
[11]	Argenta Spaarbank NV	1.000%	1/29/27	10,900	12,621
[11]	Athene Global Funding	1.125%	9/2/25	20,200	23,877
[7]	Athene Global Funding	2.450%	8/20/27	10,000	10,180
	Athene Holding Ltd.	3.500%	1/15/31	15,000	15,082
[4,7]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	31,510	32,707
	Banco Santander SA	2.746%	5/28/25	20,520	21,568
	Banco Santander SA	3.800%	2/23/28	30,200	33,228
	Banco Santander SA	4.379%	4/12/28	4,415	5,009
	Banco Santander SA	3.306%	6/27/29	59,700	64,966
	Banco Santander SA	3.490%	5/28/30	9,850	10,653
	Bank of America Corp.	4.000%	1/22/25	21,889	24,352
	Bank of America Corp.	3.950%	4/21/25	9,000	10,034
[4]	Bank of America Corp.	3.366%	1/23/26	47,241	51,482
[4]	Bank of America Corp.	2.015%	2/13/26	42,644	44,128
	Bank of America Corp.	4.450%	3/3/26	8,750	10,060
[11]	Bank of America Corp.	0.808%	5/9/26	1,100	1,312
[4]	Bank of America Corp.	1.319%	6/19/26	12,890	12,974
	Bank of America Corp.	4.250%	10/22/26	12,700	14,656
	Bank of America Corp.	1.197%	10/24/26	15,940	15,959
[4]	Bank of America Corp.	3.559%	4/23/27	28,981	32,279
[4]	Bank of America Corp.	3.248%	10/21/27	19,628	21,636
	Bank of America Corp.	4.183%	11/25/27	21,852	25,025
[4]	Bank of America Corp.	3.824%	1/20/28	51,829	58,553
[4]	Bank of America Corp.	3.705%	4/24/28	29,256	32,795
[4]	Bank of America Corp.	3.593%	7/21/28	12,862	14,355
[4]	Bank of America Corp.	3.419%	12/20/28	62,280	69,208
[4]	Bank of America Corp.	3.970%	3/5/29	40,165	46,101
[4]	Bank of America Corp.	4.271%	7/23/29	30,622	35,936
	Bank of America Corp.	3.974%	2/7/30	15,584	17,916
[4]	Bank of America Corp.	3.194%	7/23/30	22,720	24,914
[4]	Bank of America Corp.	2.884%	10/22/30	16,601	17,850
[4]	Bank of America Corp.	2.496%	2/13/31	29,550	30,669
[4]	Bank of America Corp.	2.592%	4/29/31	15,990	16,725
	Bank of America Corp.	1.898%	7/23/31	53,270	52,458
	Bank of America Corp.	1.922%	10/24/31	17,000	16,870
	Bank of New York Mellon Corp.	1.600%	4/24/25	5,800	6,002
	Bank of New York Mellon Corp.	2.800%	5/4/26	6,641	7,335
	Bank of New York Mellon Corp.	2.450%	8/17/26	10,000	10,863
	Bank of New York Mellon Corp.	3.250%	5/16/27	14,500	16,343
	Bank of New York Mellon Corp.	3.400%	1/29/28	11,250	12,815
[4]	Bank of New York Mellon Corp.	3.442%	2/7/28	50,305	57,291
	Bank of New York Mellon Corp.	3.000%	10/30/28	7,000	7,729
	Bank of Nova Scotia	2.200%	2/3/25	33,259	34,968
	Bank of Nova Scotia	1.300%	6/11/25	20,400	20,765
	Bank of Nova Scotia	2.700%	8/3/26	32,211	35,332
[11]	Banque Federative du Credit Mutuel SA	1.250%	5/26/27	13,300	16,747
	Barclays plc	4.375%	9/11/24	7,610	8,205
	Barclays plc	4.375%	1/12/26	24,811	28,030
[4]	Barclays plc	2.852%	5/7/26	49,586	51,799
	Barclays plc	4.337%	1/10/28	17,500	19,629
	Barclays plc	4.836%	5/9/28	10,432	11,497
[4]	Barclays plc	4.972%	5/16/29	18,452	21,586
	Barclays plc	5.088%	6/20/30	2,000	2,270

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Barclays plc	2.645%	6/24/31	10,000	9,979
	Barclays plc	3.564%	9/23/35	13,075	13,018
[7]	Belrose Funding Trust	2.330%	8/15/30	15,000	14,910
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	18,150	18,669
	Berkshire Hathaway Inc.	3.125%	3/15/26	18,166	20,272
	BlackRock Inc.	3.200%	3/15/27	21,980	24,867
	BlackRock Inc.	3.250%	4/30/29	13,488	15,413
	BlackRock Inc.	2.400%	4/30/30	37,785	40,488
	BlackRock Inc.	1.900%	1/28/31	6,950	7,126
[11]	Blackstone Property Partners Europe Holdings Sarl	0.500%	9/12/23	18,700	21,808
[4,7]	BNP Paribas SA	2.219%	6/9/26	8,830	9,138
[7]	BNP Paribas SA	3.500%	11/16/27	8,121	8,903
[7]	BNP Paribas SA	2.588%	8/12/35	35,715	34,327
	BPCE SA	3.375%	12/2/26	10,000	11,138
[7]	BPCE SA	3.250%	1/11/28	19,800	21,671
[6,9]	BPCE SA, 3M Australian Bank Bill Rate + 1.600%	1.690%	6/5/25	12,500	9,073
	Brookfield Asset Management Inc.	4.000%	1/15/25	19,800	21,922
	Brookfield Finance Inc.	4.250%	6/2/26	2,901	3,322
	Brookfield Finance Inc.	3.900%	1/25/28	19,925	22,218
	Brookfield Finance Inc.	4.850%	3/29/29	17,444	20,801
	Brookfield Finance Inc.	4.350%	4/15/30	13,000	15,209
	Brown & Brown Inc.	2.375%	3/15/31	24,000	24,076
[4]	Capital One Bank USA NA	2.280%	1/28/26	32,297	33,532
	Capital One Financial Corp.	3.750%	3/9/27	23,532	26,334
	Capital One Financial Corp.	3.650%	5/11/27	9,163	10,159
	Capital One Financial Corp.	3.800%	1/31/28	10,000	11,235
	Charles Schwab Corp.	3.850%	5/21/25	50,605	57,084
	Charles Schwab Corp.	3.200%	3/2/27	4,043	4,486
	Charles Schwab Corp.	3.200%	1/25/28	24,693	27,557
	Charles Schwab Corp.	4.000%	2/1/29	17,652	20,855
	Charles Schwab Corp.	3.250%	5/22/29	21,609	24,382
	Charles Schwab Corp.	4.625%	3/22/30	1,705	2,129
	Chubb INA Holdings Inc.	3.150%	3/15/25	10,584	11,632
	Chubb INA Holdings Inc.	3.350%	5/3/26	33,414	37,701
	Chubb INA Holdings Inc.	1.375%	9/15/30	37,120	36,233
	Citigroup Inc.	3.875%	3/26/25	840	928
	Citigroup Inc.	4.600%	3/9/26	18,589	21,437
[4]	Citigroup Inc.	3.106%	4/8/26	25,190	27,170
	Citigroup Inc.	3.400%	5/1/26	39,669	44,033
[11]	Citigroup Inc.	1.500%	7/24/26	600	734
	Citigroup Inc.	3.200%	10/21/26	53,796	59,121
	Citigroup Inc.	4.450%	9/29/27	30,403	35,116
[4]	Citigroup Inc.	3.887%	1/10/28	20,800	23,461
[4]	Citigroup Inc.	3.668%	7/24/28	35,260	39,369
	Citigroup Inc.	4.125%	7/25/28	20,000	22,821
[4]	Citigroup Inc.	3.520%	10/27/28	40,466	44,875
	Citigroup Inc.	4.075%	4/23/29	8,500	9,770
[4]	Citigroup Inc.	3.980%	3/20/30	24,793	28,490
[4]	Citigroup Inc.	2.976%	11/5/30	53,773	57,712
[4]	Citigroup Inc.	2.666%	1/29/31	12,659	13,271
[4]	Citigroup Inc.	4.412%	3/31/31	29,752	35,266
[4]	Citigroup Inc.	2.572%	6/3/31	12,000	12,498
	CNA Financial Corp.	3.450%	8/15/27	12,300	13,720
	CNA Financial Corp.	2.050%	8/15/30	12,000	11,957
[7]	Commonwealth Bank of Australia	3.150%	9/19/27	26,712	29,890
	Cooperatieve Rabobank UA	3.750%	7/21/26	9,462	10,544

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Cooperatieve Rabobank UA	1.004%	9/24/26	40,000	39,642
	Credit Suisse AG	2.950%	4/9/25	28,100	30,543
[4,7]	Credit Suisse Group AG	2.193%	6/5/26	6,900	7,102
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	5,000	5,532
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	8,605	8,986
[7,13]	Dexia Credit Local SA	1.875%	9/15/21	10,000	10,127
[7,13]	Dexia Credit Local SA	2.375%	9/20/22	1,750	1,809
	Discover Bank	3.450%	7/27/26	6,325	6,924
	Discover Bank	4.650%	9/13/28	29,300	34,304
	Discover Bank	2.700%	2/6/30	5,788	6,020
	Discover Financial Services	4.500%	1/30/26	10,000	11,450
	Discover Financial Services	4.100%	2/9/27	10,000	11,182
[7]	DNB Bank ASA	1.127%	9/16/26	30,000	30,000
[11]	DVB Bank SE	1.250%	6/16/23	3,600	4,270
	E*TRADE Financial Corp.	3.800%	8/24/27	3,003	3,392
[7]	Empower Finance 2020 LP	1.357%	9/17/27	10,500	10,407
[7]	Empower Finance 2020 LP	1.776%	3/17/31	5,330	5,259
	Enstar Group Ltd.	4.950%	6/1/29	20,380	22,407
[7]	Equitable Financial Life Global Funding	1.400%	8/27/27	3,495	3,478
	Equitable Holdings Inc.	4.350%	4/20/28	21,156	24,191
	Equitable Holdings Inc.	5.000%	4/20/48	5,000	5,962
	Fidelity National Financial Inc.	2.450%	3/15/31	5,000	4,883
	Fifth Third Bank	2.250%	2/1/27	19,800	20,948
[7]	Five Corners Funding Trust II	2.850%	5/15/30	15,000	16,294
	Franklin Resources Inc.	1.600%	10/30/30	15,000	14,662
[7]	GE Capital Funding LLC	3.450%	5/15/25	5,000	5,346
[7]	GE Capital Funding LLC	4.400%	5/15/30	10,525	11,477
	Goldman Sachs Group Inc.	3.500%	1/23/25	19,995	21,819
	Goldman Sachs Group Inc.	3.500%	4/1/25	18,340	20,171
	Goldman Sachs Group Inc.	3.750%	5/22/25	70,781	78,644
	Goldman Sachs Group Inc.	4.250%	10/21/25	4,480	5,090
	Goldman Sachs Group Inc.	3.750%	2/25/26	24,793	27,813
	Goldman Sachs Group Inc.	3.850%	1/26/27	23,300	26,214
[4]	Goldman Sachs Group Inc.	3.691%	6/5/28	42,207	47,539
[4]	Goldman Sachs Group Inc.	3.814%	4/23/29	44,483	50,719
[4]	Goldman Sachs Group Inc.	4.223%	5/1/29	22,365	26,079
	Goldman Sachs Group Inc.	2.600%	2/7/30	30,416	32,052
[6,9]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.550%	1.610%	5/2/24	30,700	21,937
	Hanover Insurance Group Inc.	2.500%	9/1/30	5,000	5,085
[11]	HSBC Holdings plc	1.500%	12/4/24	1,000	1,210
	HSBC Holdings plc	4.250%	8/18/25	3,045	3,369
[4]	HSBC Holdings plc	2.633%	11/7/25	11,370	11,919
	HSBC Holdings plc	4.300%	3/8/26	25,735	29,214
	HSBC Holdings plc	1.645%	4/18/26	12,450	12,456
	HSBC Holdings plc	3.900%	5/25/26	30,758	34,377
[4]	HSBC Holdings plc	2.099%	6/4/26	26,801	27,417
[4]	HSBC Holdings plc	4.292%	9/12/26	20,350	22,732
	HSBC Holdings plc	4.375%	11/23/26	9,000	10,077
[4]	HSBC Holdings plc	4.041%	3/13/28	78,139	86,943
[10]	HSBC Holdings plc	3.000%	7/22/28	4,700	6,537
	HSBC Holdings plc	2.013%	9/22/28	42,450	42,011
[4]	HSBC Holdings plc	4.583%	6/19/29	41,640	47,792
	HSBC Holdings plc	4.950%	3/31/30	17,320	20,978
[4]	HSBC Holdings plc	3.973%	5/22/30	29,752	33,151
	HSBC Holdings plc	2.848%	6/4/31	36,495	37,955
	HSBC Holdings plc	2.357%	8/18/31	21,560	21,560

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6,9]	HSBC Holdings plc, 3M Australian Bank Bill Rate + 1.100%	1.200%	2/16/24	28,200	19,536
	Huntington Bancshares Inc.	2.550%	2/4/30	10,000	10,376
	ICBCIL Finance Co. Ltd.	3.200%	11/10/20	5,000	5,002
	ICBCIL Finance Co. Ltd.	3.375%	4/5/22	10,000	10,264
	ING Groep NV	3.950%	3/29/27	25,636	29,144
	ING Groep NV	4.550%	10/2/28	4,500	5,413
	ING Groep NV	4.050%	4/9/29	28,264	33,035
	Intercontinental Exchange Inc.	3.750%	12/1/25	17,416	19,704
	Intercontinental Exchange Inc.	3.100%	9/15/27	2,770	3,053
	Intercontinental Exchange Inc.	3.750%	9/21/28	2,090	2,407
	Intercontinental Exchange Inc.	2.100%	6/15/30	17,000	17,409
	Intercontinental Exchange Inc.	1.850%	9/15/32	20,000	19,764
[7]	Intesa Sanpaolo SPA	3.250%	9/23/24	3,250	3,436
[7]	Intesa Sanpaolo SPA	4.000%	9/23/29	21,525	23,502
[10]	Intesa Sanpaolo SPA	2.500%	1/15/30	5,500	7,219
	Invesco Finance plc	3.750%	1/15/26	11,166	12,540
	Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.850%	1/15/27	2,000	2,301
	Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.150%	1/23/30	5,000	5,694
	JPMorgan Chase & Co.	3.900%	7/15/25	30,684	34,704
[4]	JPMorgan Chase & Co.	2.301%	10/15/25	11,500	12,106
[4]	JPMorgan Chase & Co.	2.005%	3/13/26	8,000	8,287
	JPMorgan Chase & Co.	3.300%	4/1/26	1,070	1,189
[4]	JPMorgan Chase & Co.	2.083%	4/22/26	39,520	41,317
	JPMorgan Chase & Co.	3.200%	6/15/26	36,273	40,173
	JPMorgan Chase & Co.	4.125%	12/15/26	9,810	11,373
	JPMorgan Chase & Co.	4.250%	10/1/27	2,000	2,321
	JPMorgan Chase & Co.	3.625%	12/1/27	2,000	2,227
[4]	JPMorgan Chase & Co.	3.782%	2/1/28	24,793	28,175
[4]	JPMorgan Chase & Co.	3.540%	5/1/28	42,267	47,437
	JPMorgan Chase & Co.	2.182%	6/1/28	3,564	3,712
[4]	JPMorgan Chase & Co.	3.509%	1/23/29	42,057	47,160
[4]	JPMorgan Chase & Co.	4.005%	4/23/29	46,001	53,281
	JPMorgan Chase & Co.	4.203%	7/23/29	20,388	23,978
[4]	JPMorgan Chase & Co.	4.452%	12/5/29	22,800	27,268
[4]	JPMorgan Chase & Co.	3.702%	5/6/30	27,661	31,486
[4]	JPMorgan Chase & Co.	2.739%	10/15/30	27,471	29,358
[4]	JPMorgan Chase & Co.	4.493%	3/24/31	12,100	14,620
[4]	JPMorgan Chase & Co.	2.522%	4/22/31	22,000	23,173
[4]	JPMorgan Chase & Co.	2.956%	5/13/31	13,300	14,130
[11]	JPMorgan Chase & Co.	1.047%	11/4/32	8,025	9,654
[4]	JPMorgan Chase & Co.	3.882%	7/24/38	4,235	4,927
	KeyBank NA	3.300%	6/1/25	19,800	21,959
	KeyCorp	4.100%	4/30/28	15,000	17,453
[7]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.250%	2/1/27	1,620	1,401
	Lazard Group LLC	4.500%	9/19/28	31,409	36,246
	Lincoln National Corp.	3.625%	12/12/26	12,463	14,040
	Lincoln National Corp.	4.350%	3/1/48	5,000	5,684
	Lloyds Banking Group plc	4.500%	11/4/24	10,000	10,992
[9]	Lloyds Banking Group plc	4.000%	3/7/25	2,300	1,768
[4]	Lloyds Banking Group plc	2.438%	2/5/26	15,000	15,595
	Lloyds Banking Group plc	4.650%	3/24/26	1,080	1,208
[11]	Lloyds Banking Group plc	3.500%	4/1/26	400	524
	Lloyds Banking Group plc	3.750%	1/11/27	68,999	76,457
	Lloyds Banking Group plc	4.375%	3/22/28	29,752	34,483

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lloyds Banking Group plc	4.550%	8/16/28	23,800	28,054
[4]	Lloyds Banking Group plc	3.574%	11/7/28	10,873	11,928
[6,9]	Lloyds Banking Group plc, 3M Australian Bank Bill Rate + 1.400%	1.490%	3/7/25	19,000	13,241
[9]	Macquarie Bank Ltd.	1.750%	8/7/24	9,640	7,050
[6,9]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 0.800%	0.900%	8/7/24	35,000	24,875
[6,9]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 0.840%	0.940%	2/12/25	25,000	17,793
[6,9]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	2.990%	5/28/30	7,000	5,106
	Markel Corp.	3.350%	9/17/29	7,000	7,679
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	30,382	33,466
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	40,305	48,416
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	11,995	12,434
	MetLife Inc.	4.550%	3/23/30	24,945	30,890
[7]	Metropolitan Life Global Funding I	3.450%	12/18/26	12,520	14,235
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	20,800	21,786
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	58,274	64,607
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	13,260	13,399
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	3,491	3,981
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	11,555	12,540
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	4,920	5,536
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	750	830
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	10,136	11,641
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	3,000	3,499
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	43,090	49,284
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	41,735	45,972
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	30,878	32,453
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	36,300	36,531
[4]	Mizuho Financial Group Inc.	2.555%	9/13/25	29,752	31,196
[7]	Mizuho Financial Group Inc.	3.477%	4/12/26	10,000	11,101
[4]	Mizuho Financial Group Inc.	2.226%	5/25/26	10,200	10,533
	Mizuho Financial Group Inc.	2.839%	9/13/26	3,525	3,814
	Mizuho Financial Group Inc.	3.663%	2/28/27	1,879	2,086
	Mizuho Financial Group Inc.	3.170%	9/11/27	8,525	9,232
	Mizuho Financial Group Inc.	4.018%	3/5/28	7,750	8,897
	Mizuho Financial Group Inc.	4.254%	9/11/29	2,000	2,323
[4]	Mizuho Financial Group Inc.	3.153%	7/16/30	21,400	23,198
	Mizuho Financial Group Inc.	2.869%	9/13/30	10,620	11,226
[4]	Mizuho Financial Group Inc.	2.591%	5/25/31	19,607	20,400
[4]	Mizuho Financial Group Inc.	2.201%	7/10/31	10,000	10,083
	Morgan Stanley	4.000%	7/23/25	29,187	33,088
	Morgan Stanley	5.000%	11/24/25	4,500	5,311
	Morgan Stanley	3.875%	1/27/26	84,720	96,255
[4]	Morgan Stanley	2.188%	4/28/26	40,335	42,236
	Morgan Stanley	3.125%	7/27/26	6,054	6,673
	Morgan Stanley	4.350%	9/8/26	11,977	13,892
	Morgan Stanley	3.625%	1/20/27	68,607	77,521
	Morgan Stanley	3.950%	4/23/27	14,197	16,038
[4]	Morgan Stanley	3.591%	7/22/28	51,390	57,689
	Morgan Stanley	3.772%	1/24/29	20,000	22,802
[11]	Morgan Stanley	0.495%	10/26/29	15,150	17,534
[4]	Morgan Stanley	4.431%	1/23/30	25,000	29,810
[4]	Morgan Stanley	2.699%	1/22/31	76,418	81,591
[4]	Morgan Stanley	3.622%	4/1/31	31,735	36,387
	MUFG Americas Holdings Corp.	3.000%	2/10/25	9,600	10,363
[7]	National Australia Bank Ltd.	2.332%	8/21/30	10,000	9,714

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Nationwide Building Society	1.000%	8/28/25	12,620	12,536
[4]	Natwest Group plc	3.073%	5/22/28	12,400	13,092
[4]	Natwest Group plc	4.892%	5/18/29	22,750	26,569
	Natwest Group plc	3.754%	11/1/29	6,805	7,086
	Natwest Group plc	5.076%	1/27/30	2,000	2,377
	Natwest Group plc	4.445%	5/8/30	7,000	8,043
	Natwest Group plc	3.032%	11/28/35	15,000	14,512
[7]	New York Life Global Funding	1.200%	8/7/30	5,000	4,822
[10]	NIBC Bank NV	3.125%	11/15/23	4,700	6,319
[11]	NIBC Bank NV	0.875%	7/8/25	7,600	8,909
	Nippon Life Insurance Co.	3.375%	5/8/32	5,036	5,440
[4,7]	Nippon Life Insurance Co.	3.400%	1/23/50	8,000	8,520
	Nomura Holdings Inc.	1.851%	7/16/25	13,910	14,148
	Nomura Holdings Inc.	3.103%	1/16/30	18,600	19,665
	Northern Trust Corp.	1.950%	5/1/30	20,893	21,413
[7]	Nuveen Finance LLC	4.125%	11/1/24	14,863	16,748
[4,11]	OP Corporate Bank plc	1.625%	6/9/30	12,510	14,870
[10]	Phoenix Group Holdings plc	5.867%	6/13/29	3,350	4,987
[10]	Phoenix Group Holdings plc	5.625%	4/28/31	1,800	2,665
	PNC Bank NA	3.250%	6/1/25	15,537	17,145
	PNC Bank NA	3.100%	10/25/27	69,625	77,239
	PNC Bank NA	3.250%	1/22/28	28,085	31,450
	PNC Bank NA	2.700%	10/22/29	29,415	31,503
	PNC Financial Services Group Inc.	2.600%	7/23/26	29,212	31,690
	PNC Financial Services Group Inc.	3.150%	5/19/27	15,500	17,319
	PNC Financial Services Group Inc.	3.450%	4/23/29	40,332	46,028
	PNC Financial Services Group Inc.	2.550%	1/22/30	15,000	16,099
	Principal Financial Group Inc.	3.100%	11/15/26	6,110	6,789
	Principal Financial Group Inc.	3.700%	5/15/29	11,855	13,785
	Progressive Corp.	2.450%	1/15/27	3,150	3,389
	Progressive Corp.	4.000%	3/1/29	1,070	1,276
	Progressive Corp.	3.200%	3/26/30	20,272	23,079
[7]	Protective Life Corp.	4.300%	9/30/28	22,700	25,616
	Prudential Financial Inc.	1.500%	3/10/26	4,200	4,307
	Prudential Financial Inc.	2.100%	3/10/30	2,750	2,868
[4]	Prudential Financial Inc.	5.375%	5/15/45	3,575	3,861
	Prudential plc	3.125%	4/14/30	1,500	1,668
	Royal Bank of Canada	2.250%	11/1/24	63,611	67,328
	Royal Bank of Canada	1.150%	6/10/25	13,550	13,762
[11]	Sampo Oyj	3.375%	5/23/49	4,716	6,068
	Santander Holdings USA Inc.	3.450%	6/2/25	6,925	7,431
	Santander Holdings USA Inc.	4.500%	7/17/25	2,000	2,214
	Santander Holdings USA Inc.	4.400%	7/13/27	13,222	14,722
	Santander UK Group Holdings plc	1.532%	8/21/26	15,000	14,671
[4]	State Street Corp.	2.354%	11/1/25	29,256	30,909
[4]	State Street Corp.	2.901%	3/30/26	6,320	6,320
	State Street Corp.	2.400%	1/24/30	15,030	16,314
[4]	State Street Corp.	3.152%	3/30/31	14,997	14,997
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	14,810	15,040
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	34,710	39,276
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	51,114	54,842
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	5,975	6,554
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	23,965	26,559
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	19,491	21,664
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	4,000	4,423
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	8,870	9,929
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	4,870	5,607
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	750	882

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	84,077	91,178
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	32,727	34,849
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	26,045	26,169
	SVB Financial Group	3.125%	6/5/30	7,000	7,646
	Synchrony Financial	3.700%	8/4/26	24,354	26,259
	Synchrony Financial	3.950%	12/1/27	27,997	30,462
	TD Ameritrade Holding Corp.	3.625%	4/1/25	42,947	47,897
	TD Ameritrade Holding Corp.	3.300%	4/1/27	20,837	23,165
[7]	Temasek Financial I Ltd.	2.375%	1/23/23	1,000	1,041
	Toronto-Dominion Bank	0.750%	9/11/25	22,520	22,410
[4]	Toronto-Dominion Bank	3.625%	9/15/31	3,750	4,200
	Truist Bank	1.500%	3/10/25	20,800	21,318
	Truist Bank	3.625%	9/16/25	22,245	24,967
	Truist Bank	2.250%	3/11/30	34,140	34,965
	Truist Financial Corp	1.125%	8/3/27	41,765	41,129
	Truist Financial Corp.	4.000%	5/1/25	19,351	21,959
	Truist Financial Corp.	1.200%	8/5/25	9,380	9,554
	Truist Financial Corp.	3.875%	3/19/29	10,000	11,466
	Truist Financial Corp.	1.950%	6/5/30	11,250	11,589
	U.S. Bancorp	3.950%	11/17/25	19,550	22,420
	U.S. Bancorp	3.100%	4/27/26	10,454	11,582
	U.S. Bancorp	2.375%	7/22/26	25,223	27,290
	U.S. Bancorp	3.150%	4/27/27	30,644	34,387
	U.S. Bancorp	3.900%	4/26/28	2,250	2,647
	U.S. Bancorp	3.000%	7/30/29	21,800	24,004
	U.S. Bancorp	1.375%	7/22/30	30,000	29,416
[7]	UBS Group AG	4.125%	9/24/25	14,257	16,205
[7]	UBS Group AG	4.125%	4/15/26	8,500	9,735
[4,7]	UBS Group AG	1.364%	1/30/27	30,835	30,695
[4]	United Overseas Bank Ltd.	2.880%	3/8/27	3,000	3,054
[7]	USAA Capital Corp.	2.125%	5/1/30	3,600	3,742
	Voya Financial Inc.	3.650%	6/15/26	750	848
	Voya Financial Inc.	5.700%	7/15/43	3,758	4,870
[14,15]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.500%	1/15/13	6,147	1
[14,15]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.650%	8/15/14	7,500	1
[14,15]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.125%	1/15/15	9,000	1
	Wells Fargo & Co.	3.000%	2/19/25	65,156	70,315
	Wells Fargo & Co.	3.550%	9/29/25	17,459	19,439
[4]	Wells Fargo & Co.	2.164%	2/11/26	42,644	44,185
	Wells Fargo & Co.	3.000%	4/22/26	60,337	65,686
[4]	Wells Fargo & Co.	2.188%	4/30/26	37,200	38,717
	Wells Fargo & Co.	3.000%	10/23/26	65,315	71,124
[4]	Wells Fargo & Co.	3.196%	6/17/27	21,350	23,182
	Wells Fargo & Co.	4.300%	7/22/27	2,000	2,295
[4]	Wells Fargo & Co.	3.584%	5/22/28	51,812	57,453
[4]	Wells Fargo & Co.	2.393%	6/2/28	25,588	26,610
	Wells Fargo & Co.	4.150%	1/24/29	13,949	16,217
[11]	Wells Fargo & Co.	0.625%	3/25/30	200	226
[4,11]	Wells Fargo & Co.	1.741%	5/4/30	10,600	13,129
[4]	Wells Fargo & Co.	2.879%	10/30/30	51,832	54,982
[4]	Wells Fargo & Co.	2.572%	2/11/31	29,900	31,170
[10]	Wells Fargo Bank NA	5.250%	8/1/23	6,500	9,386
	Westpac Banking Corp.	2.850%	5/13/26	23,595	25,940
	Westpac Banking Corp.	3.350%	3/8/27	63,262	71,627
	Westpac Banking Corp.	3.400%	1/25/28	10,000	11,399

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	Westpac Banking Corp.	1.450%	7/17/28	11,200	14,402
	Westpac Banking Corp.	2.650%	1/16/30	15,000	16,403
[4]	Westpac Banking Corp.	2.894%	2/4/30	21,125	21,706
[4]	Westpac Banking Corp.	4.322%	11/23/31	20,031	22,535
	Westpac Banking Corp.	4.110%	7/24/34	11,175	12,439
[6,9]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 3.100%	3.191%	3/10/26	2,600	1,841
	Willis North America Inc.	2.950%	9/15/29	37,892	41,186
					8,749,916
Health Care (8.1%)
	Abbott Laboratories	3.750%	11/30/26	15,142	17,569
	Abbott Laboratories	1.400%	6/30/30	7,500	7,448
[7]	AbbVie Inc.	2.600%	11/21/24	61,487	65,392
[7]	AbbVie Inc.	3.800%	3/15/25	31,537	35,021
[7]	AbbVie Inc.	2.950%	11/21/26	79,437	86,540
[7]	AbbVie Inc.	3.200%	11/21/29	50,533	55,545
[7]	Acadia Healthcare Co. Inc.	5.000%	4/15/29	740	762
	Aetna Inc.	3.500%	11/15/24	10,000	10,958
	Agilent Technologies Inc.	3.050%	9/22/26	2,000	2,185
	Agilent Technologies Inc.	2.750%	9/15/29	10,000	10,702
[7]	Alcon Finance Corp.	2.750%	9/23/26	15,000	16,191
	AmerisourceBergen Corp.	3.450%	12/15/27	14,716	16,661
	Amgen Inc.	2.200%	2/21/27	54,966	57,861
	Amgen Inc.	3.200%	11/2/27	4,645	5,174
	Amgen Inc.	2.450%	2/21/30	400	420
	Anthem Inc.	2.375%	1/15/25	16,760	17,751
	Anthem Inc.	3.650%	12/1/27	10,000	11,299
	Anthem Inc.	2.875%	9/15/29	24,704	26,544
	Ascension Health	2.532%	11/15/29	2,500	2,643
	AstraZeneca plc	3.375%	11/16/25	5,500	6,162
	AstraZeneca plc	3.125%	6/12/27	22,875	25,334
	AstraZeneca plc	1.375%	8/6/30	34,600	33,461
[7]	Bausch Health Cos. Inc.	6.125%	4/15/25	525	539
[7]	Bausch Health Cos. Inc.	5.500%	11/1/25	970	997
[7]	Bausch Health Cos. Inc.	5.750%	8/15/27	1,589	1,696
[7]	Bausch Health Cos. Inc.	7.000%	1/15/28	2,715	2,881
	Baxalta Inc.	4.000%	6/23/25	13,504	15,279
[7]	Baxter International Inc.	3.950%	4/1/30	8,000	9,456
[11]	Bayer Capital Corp. BV	2.125%	12/15/29	200	261
[7]	Bayer U.S. Finance II LLC	4.375%	12/15/28	29,367	33,782
	Becton Dickinson and Co.	3.700%	6/6/27	40,444	45,581
	Biogen Inc.	4.050%	9/15/25	15,000	17,027
	Biogen Inc.	2.250%	5/1/30	15,000	15,191
	Boston Scientific Corp.	1.900%	6/1/25	12,700	13,194
	Boston Scientific Corp.	4.000%	3/1/29	12,000	13,867
	Boston Scientific Corp.	2.650%	6/1/30	10,000	10,481
	Bristol-Myers Squibb Co.	3.200%	6/15/26	81,238	90,906
	Bristol-Myers Squibb Co.	3.450%	11/15/27	71,694	81,699
	Bristol-Myers Squibb Co.	3.900%	2/20/28	29,040	33,668
	Bristol-Myers Squibb Co.	3.400%	7/26/29	53,817	61,802
	Centene Corp.	4.750%	1/15/25	1,300	1,339
	CHRISTUS Health	4.341%	7/1/28	19,800	22,485
	Cigna Corp.	4.500%	2/25/26	10,000	11,569
	Cigna Corp.	3.400%	3/1/27	28,951	32,210
	Cigna Corp.	4.375%	10/15/28	54,260	63,979
	CommonSpirit Health	2.760%	10/1/24	16,415	17,190
	CVS Health Corp.	2.875%	6/1/26	24,793	26,892
	CVS Health Corp.	3.000%	8/15/26	39,371	42,732

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CVS Health Corp.	3.625%	4/1/27	60,181	67,287
	CVS Health Corp.	1.300%	8/21/27	15,000	14,719
	CVS Health Corp.	4.300%	3/25/28	119,736	138,277
	CVS Health Corp.	3.250%	8/15/29	13,000	14,194
	CVS Health Corp.	3.750%	4/1/30	15,585	17,677
	CVS Health Corp.	1.750%	8/21/30	10,000	9,686
[7]	DaVita Inc.	4.625%	6/1/30	4,110	4,172
[7]	DaVita Inc.	3.750%	2/15/31	1,540	1,482
	DH Europe Finance II Sarl	2.600%	11/15/29	15,000	16,244
	Dignity Health	3.812%	11/1/24	1,000	1,038
	Eli Lilly and Co.	3.100%	5/15/27	8,750	9,754
	Eli Lilly and Co.	3.375%	3/15/29	23,300	26,737
[7]	Emergent Biosolutions Co.	3.875%	8/15/28	390	394
	Encompass Health Corp.	4.500%	2/1/28	3,202	3,278
	Encompass Health Corp.	4.625%	4/1/31	845	870
	Gilead Sciences Inc.	3.650%	3/1/26	51,890	58,490
	Gilead Sciences Inc.	2.950%	3/1/27	982	1,072
	Gilead Sciences Inc.	1.200%	10/1/27	32,000	31,821
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	35,702	41,966
	GlaxoSmithKline Capital plc	3.375%	6/1/29	54,669	62,331
	HCA Inc.	5.375%	2/1/25	4,630	5,134
	HCA Inc.	5.250%	4/15/25	7,000	8,120
	HCA Inc.	5.250%	6/15/26	30,245	35,273
	HCA Inc.	5.375%	9/1/26	1,405	1,577
	HCA Inc.	4.500%	2/15/27	18,400	20,838
	HCA Inc.	3.500%	9/1/30	650	663
[7]	Hill-Rom Holdings Inc.	4.375%	9/15/27	4,215	4,363
	Humana Inc.	3.950%	3/15/27	7,300	8,291
	Johnson & Johnson	0.950%	9/1/27	25,000	24,903
	Johnson & Johnson	2.900%	1/15/28	16,157	18,076
	Johnson & Johnson	1.300%	9/1/30	14,800	14,694
	Kaiser Foundation Hospitals	3.150%	5/1/27	2,500	2,760
	Laboratory Corp. of America Holdings	3.600%	2/1/25	12,000	13,236
	McKesson Corp.	3.950%	2/16/28	12,000	13,773
	McKesson Corp.	4.750%	5/30/29	16,429	19,560
	Medtronic Global Holdings SCA	3.350%	4/1/27	13,835	15,750
[11]	Medtronic Global Holdings SCA	1.375%	10/15/40	3,760	4,546
	Merck & Co. Inc.	3.400%	3/7/29	39,669	45,566
	Merck & Co. Inc.	1.450%	6/24/30	14,800	14,813
	Mercy Health	4.302%	7/1/28	12,500	14,183
[11]	Mylan Inc.	2.125%	5/23/25	10,680	13,271
	Mylan Inc.	4.550%	4/15/28	24,800	28,771
[11]	Mylan NV	2.250%	11/22/24	6,000	7,486
	Mylan NV	3.950%	6/15/26	36,800	41,506
	Novartis Capital Corp.	2.000%	2/14/27	18,750	19,716
	Novartis Capital Corp.	3.100%	5/17/27	9,700	10,822
	Novartis Capital Corp.	2.200%	8/14/30	25,110	26,611
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	6,000	6,495
	Perrigo Finance Unlimited Co.	3.150%	6/15/30	12,500	12,861
	Pfizer Inc.	3.000%	12/15/26	13,732	15,459
	Pfizer Inc.	3.450%	3/15/29	45,721	53,105
	Pfizer Inc.	2.625%	4/1/30	17,500	19,200
	Pfizer Inc.	1.700%	5/28/30	21,270	21,719
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	7,500	8,154
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	5,000	5,261
	Quest Diagnostics Inc.	3.500%	3/30/25	12,000	13,285

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Quest Diagnostics Inc.	3.450%	6/1/26	6,900	7,805
	Quest Diagnostics Inc.	2.950%	6/30/30	13,950	15,043
	Quest Diagnostics Inc.	2.800%	6/30/31	6,655	7,096
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	15,000	14,413
[7]	Royalty Pharma plc	1.200%	9/2/25	7,000	6,958
[7]	Royalty Pharma plc	1.750%	9/2/27	10,000	9,933
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	76,935	85,510
	Stanford Health Care	3.310%	8/15/30	17,000	18,985
	Stryker Corp.	3.375%	11/1/25	15,000	16,699
	Stryker Corp.	1.950%	6/15/30	15,000	15,116
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	20,708	25,512
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	30,752	30,920
[7]	Tenet Healthcare Corp.	4.625%	9/1/24	360	368
[7]	Tenet Healthcare Corp.	7.500%	4/1/25	270	292
[7]	Tenet Healthcare Corp.	4.875%	1/1/26	3,474	3,535
[7]	Tenet Healthcare Corp.	6.250%	2/1/27	1,641	1,703
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	15,870	17,769
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	5,000	5,414
	UnitedHealth Group Inc.	3.750%	7/15/25	8,682	9,865
	UnitedHealth Group Inc.	1.250%	1/15/26	7,530	7,661
	UnitedHealth Group Inc.	3.100%	3/15/26	5,933	6,603
	UnitedHealth Group Inc.	3.450%	1/15/27	18,800	21,331
	UnitedHealth Group Inc.	3.375%	4/15/27	29,038	32,780
	UnitedHealth Group Inc.	2.950%	10/15/27	38,725	42,925
	UnitedHealth Group Inc.	3.850%	6/15/28	29,398	34,441
	UnitedHealth Group Inc.	3.875%	12/15/28	30,288	35,763
	UnitedHealth Group Inc.	2.875%	8/15/29	38,166	42,272
	UnitedHealth Group Inc.	2.000%	5/15/30	22,300	23,165
[7]	Upjohn Inc.	1.650%	6/22/25	10,000	10,218
[7]	Upjohn Inc.	2.300%	6/22/27	24,800	25,663
[7]	Upjohn Inc.	2.700%	6/22/30	15,000	15,464
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	25,785	28,366
	Zoetis Inc.	3.900%	8/20/28	13,700	16,079
	Zoetis Inc.	2.000%	5/15/30	10,000	10,224
					2,935,547
Industrials (5.2%)
	3M Co.	2.250%	9/19/26	8,283	8,896
	3M Co.	3.375%	3/1/29	1,266	1,457
	3M Co.	3.050%	4/15/30	5,000	5,615
[7]	Air Canada	7.750%	4/15/21	2,646	2,649
[7]	Airbus SE	3.150%	4/10/27	26,527	28,159
[7]	Allison Transmission Inc.	5.000%	10/1/24	315	317
[7]	Allison Transmission Inc.	4.750%	10/1/27	5,165	5,333
[10]	AP Moller - Maersk A/S	4.000%	4/4/25	7,224	10,300
[7]	Aramark Services Inc.	6.375%	5/1/25	1,472	1,538
	Aramark Services Inc.	4.750%	6/1/26	1,140	1,133
[7]	Aramark Services Inc.	5.000%	2/1/28	2,610	2,639
[9]	Aurizon Network Pty Ltd.	4.000%	6/21/24	34,840	26,528
[7]	BAE Systems plc	1.900%	2/15/31	16,670	16,436
	Block Financial LLC	3.875%	8/15/30	13,650	14,002
	Boeing Co.	4.875%	5/1/25	52,362	56,748
	Boeing Co.	5.040%	5/1/27	29,752	32,723
	Boeing Co.	3.250%	3/1/28	1,131	1,121
	Boeing Co.	5.150%	5/1/30	45,000	49,886
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	16,231	20,853
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	11,850	13,342
[7]	BWX Technologies Inc.	4.125%	6/30/28	331	337

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian National Railway Co.	2.750%	3/1/26	10,950	11,885
[7]	Cargo Aircraft Management Inc.	4.750%	2/1/28	2,099	2,133
[7]	Carrier Global Corp.	2.242%	2/15/25	31,953	33,341
[7]	Carrier Global Corp.	2.493%	2/15/27	28,244	29,547
[7]	Carrier Global Corp.	2.722%	2/15/30	15,000	15,662
	Caterpillar Financial Services Corp.	1.100%	9/14/27	23,420	23,263
	Caterpillar Inc.	2.600%	9/19/29	8,000	8,666
[7]	Clark Equipment Co.	5.875%	6/1/25	1,572	1,635
[7]	Clean Harbors Inc.	4.875%	7/15/27	3,965	4,124
[7]	Clean Harbors Inc.	5.125%	7/15/29	925	997
	CNH Industrial Capital LLC	1.875%	1/15/26	34,000	34,068
	CSX Corp.	2.600%	11/1/26	9,940	10,800
	CSX Corp.	3.250%	6/1/27	49,444	55,092
	CSX Corp.	3.800%	3/1/28	18,470	21,300
	Cummins Inc.	1.500%	9/1/30	14,325	14,102
[4]	Delta Air Lines Class AA Series 2020-1 Pass Through Trust	2.000%	12/10/29	10,000	9,638
	Delta Air Lines Inc.	2.900%	10/28/24	1,255	1,092
[7]	Delta Air Lines Inc.	7.000%	5/1/25	5,575	6,084
	Delta Air Lines Inc.	7.375%	1/15/26	2,640	2,729
[4,7]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.750%	10/20/28	12,000	12,270
	Embraer Netherlands Finance BV	5.050%	6/15/25	17,853	17,223
	Embraer Netherlands Finance BV	5.400%	2/1/27	4,100	3,880
	Embraer Overseas Ltd.	5.696%	9/16/23	582	592
	Embraer SA	5.150%	6/15/22	8,000	8,050
	Emerson Electric Co.	0.875%	10/15/26	16,360	16,230
	Emerson Electric Co.	1.800%	10/15/27	27,289	28,335
	FedEx Corp.	3.300%	3/15/27	3,765	4,173
	FedEx Corp.	3.100%	8/5/29	9,998	11,084
	FedEx Corp.	4.250%	5/15/30	7,633	9,151
	General Dynamics Corp.	3.250%	4/1/25	18,391	20,260
	General Dynamics Corp.	3.500%	5/15/25	20,765	23,079
	General Dynamics Corp.	3.500%	4/1/27	22,400	25,532
	General Dynamics Corp.	2.625%	11/15/27	20,295	21,942
	General Dynamics Corp.	3.750%	5/15/28	20,545	23,884
	General Dynamics Corp.	3.625%	4/1/30	21,607	25,593
	General Electric Co.	3.450%	5/1/27	5,000	5,290
[10]	Heathrow Funding Ltd.	6.750%	12/3/28	3,665	5,838
[11]	Heathrow Funding Ltd.	1.500%	2/11/30	4,100	4,603
	Hillenbrand Inc.	5.750%	6/15/25	1,076	1,143
	Honeywell International Inc.	2.700%	8/15/29	14,138	15,559
	Honeywell International Inc.	1.950%	6/1/30	34,214	35,562
	Howmet Aerospace Inc.	6.875%	5/1/25	1,145	1,274
[7]	Huntington Ingalls Industries Inc.	3.844%	5/1/25	10,000	11,013
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	16,000	17,460
	John Deere Capital Corp.	2.250%	9/14/26	3,710	4,010
	John Deere Capital Corp.	1.750%	3/9/27	5,000	5,190
	Johnson Controls International plc	3.900%	2/14/26	2,621	2,952
	L3Harris Technologies Inc.	3.950%	5/28/24	8,682	9,541
	L3Harris Technologies Inc.	3.832%	4/27/25	4,775	5,326
	L3Harris Technologies Inc.	3.850%	12/15/26	26,665	30,399
	L3Harris Technologies Inc.	4.400%	6/15/28	34,925	41,128
	Lennox International Inc.	1.700%	8/1/27	7,000	6,965
	Lockheed Martin Corp.	3.550%	1/15/26	56,634	63,990
	Lockheed Martin Corp.	1.850%	6/15/30	10,300	10,678
[9]	Lonsdale Finance Pty Ltd.	2.450%	11/20/26	2,500	1,813
[4,7]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	5,251	5,474

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Mueller Water Products Inc.	5.500%	6/15/26	4,123	4,267
	Norfolk Southern Corp.	3.800%	8/1/28	10,000	11,601
	Northrop Grumman Corp.	3.250%	1/15/28	66,581	74,101
	Northrop Grumman Corp.	4.400%	5/1/30	31,125	38,018
	Otis Worldwide Corp.	2.293%	4/5/27	23,520	25,004
	Otis Worldwide Corp.	2.565%	2/15/30	15,000	15,944
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.200%	4/1/27	19,467	21,890
[9]	Qantas Airways Ltd.	4.750%	10/12/26	25,000	18,258
[7]	Raytheon Technologies Corp.	3.500%	3/15/27	28,417	31,793
	Raytheon Technologies Corp.	3.125%	5/4/27	89,338	98,413
	Raytheon Technologies Corp.	4.125%	11/16/28	37,139	43,502
[11]	Raytheon Technologies Corp.	2.150%	5/18/30	6,885	9,012
	Raytheon Technologies Corp.	2.250%	7/1/30	7,984	8,295
[7]	Rolls-Royce plc	5.750%	10/15/27	1,995	2,017
	Roper Technologies Inc.	1.400%	9/15/27	15,000	14,992
	Roper Technologies Inc.	2.000%	6/30/30	21,800	22,082
	Southwest Airlines Co.	5.250%	5/4/25	1,730	1,918
	Southwest Airlines Co.	3.000%	11/15/26	7,000	7,044
	Southwest Airlines Co.	7.375%	3/1/27	4,930	5,830
	Southwest Airlines Co.	5.125%	6/15/27	16,760	18,638
	Southwest Airlines Co.	3.450%	11/16/27	3,800	3,824
	Southwest Airlines Co.	2.625%	2/10/30	7,200	6,773
	Stanley Black & Decker Inc.	3.400%	3/1/26	21,735	24,427
	Stanley Black & Decker Inc.	2.300%	3/15/30	39,074	41,512
[7]	TransDigm Inc.	8.000%	12/15/25	540	584
[7]	TransDigm Inc.	6.250%	3/15/26	4,510	4,702
	TransDigm Inc.	5.500%	11/15/27	3,009	2,937
[6,9]	Transurban Queensland Finance Pty Ltd., 3M Australian Bank Bill Rate + 2.050%	2.140%	12/16/24	16,000	11,475
	Tyco Electronics Group SA	3.700%	2/15/26	25,054	27,917
	Tyco Electronics Group SA	3.125%	8/15/27	28,541	31,331
	Union Pacific Corp.	2.150%	2/5/27	37,190	39,300
	Union Pacific Corp.	3.000%	4/15/27	7,272	8,006
	Union Pacific Corp.	3.950%	9/10/28	17,242	20,192
	Union Pacific Corp.	3.700%	3/1/29	4,750	5,480
[4]	United Airlines 2020-1 Class A Pass Through Trust	5.875%	4/15/29	16,000	15,980
	United Parcel Service Inc.	3.050%	11/15/27	28,435	31,803
	United Rentals North America Inc.	3.875%	11/15/27	4,375	4,523
[7]	WESCO Distribution Inc.	7.250%	6/15/28	4,463	4,865
					1,880,906
Materials (2.3%)
[7]	Air Liquide Finance SA	2.250%	9/10/29	18,517	19,588
	Air Products and Chemicals Inc.	1.850%	5/15/27	5,380	5,627
[7]	Antofagasta plc	2.375%	10/14/30	5,000	4,914
[7]	Arconic Corp.	6.000%	5/15/25	770	815
[7]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	1,839	1,924
[7]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	1,400	1,440
[7]	Axalta Coating Systems LLC	4.875%	8/15/24	1,615	1,645
[7]	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV	4.750%	6/15/27	1,319	1,385
	Ball Corp.	5.000%	3/15/22	940	978
	Ball Corp.	4.875%	3/15/26	3,445	3,850
	Ball Corp.	2.875%	8/15/30	2,558	2,512
[7]	Berry Global Inc.	4.875%	7/15/26	4,147	4,344

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Berry Global Inc.	5.625%	7/15/27	2,085	2,179
[7]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	1,125	1,159
[7]	CANPACK SA / Eastern PA Land Investment Holding LLC	3.125%	11/1/25	965	978
[7]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.400%	12/1/26	29,006	31,817
[7]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.700%	6/1/28	23,646	25,915
	Dow Chemical Co.	3.625%	5/15/26	76,513	84,999
	Dow Chemical Co.	4.800%	11/30/28	2,000	2,408
	Dow Chemical Co.	2.100%	11/15/30	10,000	9,865
[11]	Dow Chemical Co.	1.125%	3/15/32	5,800	6,643
	DuPont de Nemours Inc.	4.493%	11/15/25	25,398	29,260
	DuPont de Nemours Inc.	4.725%	11/15/28	2,000	2,394
	Eastman Chemical Co.	3.800%	3/15/25	23,057	25,320
	Ecolab Inc.	3.250%	12/1/27	3,928	4,423
	Ecolab Inc.	1.300%	1/30/31	27,350	26,634
	EI du Pont de Nemours and Co.	1.700%	7/15/25	5,175	5,365
[7]	Element Solutions Inc. Co.	3.875%	9/1/28	1,885	1,876
	FMC Corp.	3.200%	10/1/26	14,475	15,971
	Freeport-McMoRan Inc.	4.375%	8/1/28	1,600	1,664
	Freeport-McMoRan Inc.	4.625%	8/1/30	2,560	2,765
[7]	Georgia-Pacific LLC	2.100%	4/30/27	51,652	53,796
[7]	Georgia-Pacific LLC	2.300%	4/30/30	7,000	7,309
[7]	Graham Packaging Co. Inc.	7.125%	8/15/28	1,735	1,817
[7]	Graphic Packaging International LLC	3.500%	3/15/28	1,412	1,412
[7]	Graphic Packaging International LLC	3.500%	3/1/29	977	979
[7]	Hudbay Minerals Inc.	6.125%	4/1/29	1,779	1,823
[7]	Ingevity Corp.	3.875%	11/1/28	1,485	1,511
	LYB International Finance II BV	3.500%	3/2/27	9,389	10,284
	LYB International Finance III LLC	2.875%	5/1/25	11,645	12,494
	LYB International Finance III LLC	1.250%	10/1/25	8,555	8,574
	LYB International Finance III LLC	3.375%	5/1/30	30,010	32,493
	Newmont Corp.	2.800%	10/1/29	25,675	27,620
	Newmont Corp.	2.250%	10/1/30	14,215	14,603
[7]	Novelis Corp.	4.750%	1/30/30	970	983
	Nucor Corp.	2.700%	6/1/30	16,060	17,099
	Nutrien Ltd.	4.200%	4/1/29	2,000	2,349
[7]	OCI NV	5.250%	11/1/24	2,650	2,710
[7]	OCI NV	4.625%	10/15/25	955	967
	Packaging Corp. of America	3.400%	12/15/27	8,775	9,756
	Packaging Corp. of America	3.000%	12/15/29	17,944	19,560
	PPG Industries Inc.	2.800%	8/15/29	5,000	5,353
	PPG Industries Inc.	2.550%	6/15/30	10,435	11,034
	Praxair Inc.	1.100%	8/10/30	22,220	21,412
[7]	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	5.125%	7/15/23	12	12
[7]	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	4.000%	10/15/27	3,375	3,409
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	2,000	2,795
	RPM International Inc.	3.750%	3/15/27	15,392	16,855
	RPM International Inc.	4.550%	3/1/29	3,125	3,579
[7]	SABIC Capital II BV	4.000%	10/10/23	15,288	16,431
	SABIC Capital II BV	4.000%	10/10/23	12,000	12,880
	Sherwin-Williams Co.	3.450%	6/1/27	21,878	24,547
	Sherwin-Williams Co.	2.950%	8/15/29	17,585	19,193
	Silgan Holdings Inc.	4.125%	2/1/28	1,340	1,392

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Standard Industries Inc.	5.000%	2/15/27	706	729
	Steel Dynamics Inc.	1.650%	10/15/27	19,000	18,790
	Steel Dynamics Inc.	3.450%	4/15/30	19,200	21,144
	Steel Dynamics Inc.	3.250%	1/15/31	13,000	14,170
[7]	Trivium Packaging Finance BV	5.500%	8/15/26	910	951
[7]	Trivium Packaging Finance BV	8.500%	8/15/27	1,755	1,873
	Vale Overseas Ltd.	6.250%	8/10/26	8,140	9,717
[11]	Vale SA	3.750%	1/10/23	10,030	12,368
	Westrock Co.	4.000%	3/15/28	6,100	6,911
[7]	WR Grace & Co-Conn	4.875%	6/15/27	990	1,030
	WRKCo Inc.	3.000%	9/15/24	9,485	10,210
	WRKCo Inc.	4.650%	3/15/26	25,054	29,458
	WRKCo Inc.	3.375%	9/15/27	3,150	3,451
	WRKCo Inc.	3.900%	6/1/28	21,616	24,402
					852,892
Real Estate (4.5%)
	Agree LP	2.900%	10/1/30	3,500	3,574
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	24,734	27,232
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	1,975	2,252
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	15,000	16,088
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	14,500	14,082
	American Tower Corp.	3.375%	10/15/26	26,348	29,125
	American Tower Corp.	2.750%	1/15/27	22,600	24,276
	American Tower Corp.	3.550%	7/15/27	11,315	12,571
	American Tower Corp.	3.600%	1/15/28	10,000	11,165
[10]	Aroundtown SA	3.625%	4/10/31	4,775	6,668
	AvalonBay Communities Inc.	2.950%	5/11/26	19,800	21,800
	AvalonBay Communities Inc.	2.900%	10/15/26	6,500	7,138
	AvalonBay Communities Inc.	3.350%	5/15/27	12,040	13,402
	AvalonBay Communities Inc.	3.200%	1/15/28	18,750	20,673
	AvalonBay Communities Inc.	3.300%	6/1/29	5,000	5,598
	AvalonBay Communities Inc.	2.300%	3/1/30	29,752	31,109
	Boston Properties LP	3.250%	1/30/31	10,000	10,676
	Brixmor Operating Partnership LP	4.050%	7/1/30	17,025	18,373
	CBRE Services Inc.	4.875%	3/1/26	10,000	11,763
	Corporate Office Properties LP	2.250%	3/15/26	23,565	23,800
	Crown Castle International Corp.	4.450%	2/15/26	37,166	42,549
	Crown Castle International Corp.	3.700%	6/15/26	57,555	64,091
	Crown Castle International Corp.	3.300%	7/1/30	10,000	10,866
	Crown Castle International Corp.	2.250%	1/15/31	13,715	13,780
	CubeSmart LP	4.375%	2/15/29	12,000	13,995
	Digital Realty Trust LP	4.750%	10/1/25	5,645	6,585
	Digital Realty Trust LP	3.700%	8/15/27	21,675	24,342
	Digital Realty Trust LP	3.600%	7/1/29	19,800	22,399
	Duke Realty LP	3.375%	12/15/27	12,983	14,285
	Duke Realty LP	2.875%	11/15/29	5,000	5,419
	Equinix Inc.	1.800%	7/15/27	15,000	15,197
	ERP Operating LP	3.375%	6/1/25	20,800	22,933
	ERP Operating LP	2.850%	11/1/26	8,211	9,020
	ERP Operating LP	3.500%	3/1/28	8,836	9,933
	ERP Operating LP	4.150%	12/1/28	27,426	32,242
	ERP Operating LP	3.000%	7/1/29	10,000	10,914
	ERP Operating LP	2.500%	2/15/30	12,570	13,218
	Essex Portfolio LP	3.000%	1/15/30	10,000	10,683
	Federal Realty Investment Trust	3.250%	7/15/27	3,665	3,923
	Federal Realty Investment Trust	3.200%	6/15/29	10,000	10,636
	Federal Realty Investment Trust	3.500%	6/1/30	1,990	2,153
	Healthcare Realty Trust Inc.	2.400%	3/15/30	1,000	1,005

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Healthcare Realty Trust Inc.	2.050%	3/15/31	15,000	14,672
	Healthcare Trust of America Holdings LP	2.000%	3/15/31	10,000	9,628
	Healthpeak Properties Inc.	3.400%	2/1/25	5,605	6,122
	Healthpeak Properties Inc.	4.000%	6/1/25	14,105	15,815
	Healthpeak Properties Inc.	3.500%	7/15/29	12,542	13,779
	Healthpeak Properties Inc.	3.000%	1/15/30	14,900	15,917
	Healthpeak Properties Inc.	2.875%	1/15/31	4,000	4,203
	Highwoods Realty LP	3.875%	3/1/27	23,615	25,437
	Kilroy Realty LP	4.750%	12/15/28	6,705	7,762
	Kimco Realty Corp.	3.300%	2/1/25	4,045	4,384
	Kimco Realty Corp.	2.800%	10/1/26	7,148	7,646
	Kimco Realty Corp.	3.800%	4/1/27	12,979	14,521
	Kimco Realty Corp.	1.900%	3/1/28	31,105	30,597
	Life Storage LP	2.200%	10/15/30	7,000	6,978
[11]	Logicor Financing Sarl	1.500%	7/13/26	300	360
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	5.625%	5/1/24	3,010	3,157
[7]	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.625%	6/15/25	3,550	3,603
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.500%	9/1/26	1,440	1,462
	Mid-America Apartments LP	4.000%	11/15/25	7,620	8,582
	Mid-America Apartments LP	3.600%	6/1/27	14,568	16,141
	Mid-America Apartments LP	3.950%	3/15/29	2,000	2,291
	Mid-America Apartments LP	2.750%	3/15/30	16,850	18,087
	National Retail Properties Inc.	4.000%	11/15/25	10,605	11,734
	National Retail Properties Inc.	3.500%	10/15/27	8,830	9,432
	National Retail Properties Inc.	4.300%	10/15/28	1,722	1,933
	National Retail Properties Inc.	2.500%	4/15/30	12,185	12,076
	Omega Healthcare Investors Inc.	4.500%	1/15/25	1,016	1,084
	Omega Healthcare Investors Inc.	5.250%	1/15/26	23,324	25,801
	Omega Healthcare Investors Inc.	4.750%	1/15/28	10,137	11,035
	Omega Healthcare Investors Inc.	3.625%	10/1/29	10,000	10,069
	Omega Healthcare Investors Inc.	3.375%	2/1/31	58,150	56,016
[7]	Ontario Teachers' Cadillac Fairview Properties Trust	3.125%	3/20/22	6,000	6,149
[7]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	7,000	7,579
[7]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	11,900	13,308
	Physicians Realty LP	3.950%	1/15/28	5,775	6,027
[11]	Prologis Euro Finance LLC	1.500%	9/10/49	2,900	3,559
	Prologis LP	3.750%	11/1/25	1,070	1,216
	Prologis LP	2.125%	4/15/27	8,400	8,858
	Prologis LP	4.375%	2/1/29	15,000	18,272
	Prologis LP	2.250%	4/15/30	10,000	10,561
	Prologis LP	1.250%	10/15/30	10,000	9,642
	Public Storage	3.094%	9/15/27	7,137	7,962
	Public Storage	3.385%	5/1/29	26,980	30,657
	Realty Income Corp.	4.125%	10/15/26	45,976	53,282
	Realty Income Corp.	3.650%	1/15/28	18,669	20,869
[10]	Realty Income Corp.	1.625%	12/15/30	9,020	11,709
	Regency Centers LP	2.950%	9/15/29	8,150	8,388
	Sabra Health Care LP	5.125%	8/15/26	40,846	44,478
	Sabra Health Care LP	3.900%	10/15/29	21,580	21,778
	Simon Property Group LP	2.000%	9/13/24	25,586	26,257

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Simon Property Group LP	3.375%	10/1/24	4,000	4,315
	Simon Property Group LP	3.500%	9/1/25	20,797	22,739
	Simon Property Group LP	3.300%	1/15/26	9,920	10,748
	Simon Property Group LP	3.250%	11/30/26	24,342	26,271
	Simon Property Group LP	3.375%	6/15/27	21,390	22,896
	Simon Property Group LP	3.375%	12/1/27	31,489	33,750
	Simon Property Group LP	2.450%	9/13/29	18,700	18,539
	Simon Property Group LP	2.650%	7/15/30	7,000	6,995
	UDR Inc.	2.950%	9/1/26	1,900	2,067
	Ventas Realty LP	3.500%	2/1/25	4,920	5,307
	Ventas Realty LP	3.250%	10/15/26	4,794	5,146
	Ventas Realty LP	3.850%	4/1/27	3,900	4,230
	VEREIT Operating Partnership LP	4.875%	6/1/26	2,600	2,944
	VEREIT Operating Partnership LP	3.950%	8/15/27	19,318	20,946
	VEREIT Operating Partnership LP	3.400%	1/15/28	11,670	12,232
	VEREIT Operating Partnership LP	3.100%	12/15/29	15,000	15,178
	Welltower Inc.	4.000%	6/1/25	9,753	10,959
	Welltower Inc.	4.250%	4/1/26	6,375	7,323
	Welltower Inc.	2.700%	2/15/27	10,970	11,513
	Welltower Inc.	4.250%	4/15/28	2,540	2,892
	Welltower Inc.	3.100%	1/15/30	4,000	4,209
	Welltower Inc.	2.750%	1/15/31	10,000	10,216
					1,613,823
Technology (5.2%)
	Adobe Inc.	2.150%	2/1/27	60,614	64,505
	Apple Inc.	3.250%	2/23/26	51,421	57,477
	Apple Inc.	2.450%	8/4/26	67,162	72,782
	Apple Inc.	2.050%	9/11/26	58,421	62,244
	Apple Inc.	3.350%	2/9/27	40,834	46,169
	Apple Inc.	3.200%	5/11/27	55,622	62,655
	Apple Inc.	3.000%	6/20/27	8,280	9,254
	Apple Inc.	2.900%	9/12/27	50,615	56,202
	Applied Materials Inc.	3.300%	4/1/27	32,037	36,091
	Autodesk Inc.	3.500%	6/15/27	9,000	10,140
	Autodesk Inc.	2.850%	1/15/30	15,000	16,459
	Automatic Data Processing Inc.	1.250%	9/1/30	25,000	24,350
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	19,450	20,778
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	55,328	61,048
	Broadcom Inc.	4.250%	4/15/26	21,027	23,646
	Broadcom Inc.	3.459%	9/15/26	20,000	21,646
	Broadcom Inc.	4.110%	9/15/28	17,411	19,405
	Broadcom Inc.	4.750%	4/15/29	17,792	20,591
	Broadcom Inc.	5.000%	4/15/30	28,894	33,949
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	1,645	1,709
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	3,133	3,231
	CDW LLC / CDW Finance Corp.	3.250%	2/15/29	1,462	1,455
[7]	CommScope Inc.	5.500%	3/1/24	350	358
[7]	CommScope Inc.	6.000%	3/1/26	1,210	1,252
[7]	CommScope Inc.	8.250%	3/1/27	2,130	2,205
[7]	CommScope Inc.	7.125%	7/1/28	988	990
[7]	Dell International LLC / EMC Corp.	6.020%	6/15/26	10,000	11,855
[7]	Dell International LLC / EMC Corp.	6.100%	7/15/27	20,910	24,860
[7]	Dell International LLC / EMC Corp.	5.300%	10/1/29	18,472	21,290
[7]	Dell International LLC / EMC Corp.	6.200%	7/15/30	25,096	30,555
	Equifax Inc.	2.600%	12/15/25	10,000	10,726
	Fiserv Inc.	3.200%	7/1/26	44,918	49,740

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Gartner Inc.	4.500%	7/1/28	2,604	2,708
[7]	Gartner Inc.	3.750%	10/1/30	780	798
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	19,990	22,977
	Intel Corp.	2.600%	5/19/26	8,134	8,861
	Intel Corp.	3.750%	3/25/27	5,340	6,165
	Intel Corp.	2.450%	11/15/29	53,413	57,413
	Intel Corp.	3.900%	3/25/30	15,363	18,352
	International Business Machines Corp.	3.300%	5/15/26	115,734	129,815
	International Business Machines Corp.	1.700%	5/15/27	1,271	1,300
	International Business Machines Corp.	3.500%	5/15/29	35,444	40,411
	International Business Machines Corp.	1.950%	5/15/30	20,000	20,284
	Intuit Inc.	1.350%	7/15/27	15,630	15,734
	Juniper Networks Inc.	4.350%	6/15/25	5,000	5,617
	Juniper Networks Inc.	3.750%	8/15/29	28,357	32,030
	Mastercard Inc.	3.300%	3/26/27	19,800	22,403
	Mastercard Inc.	2.950%	6/1/29	19,000	21,230
	Microsoft Corp.	3.125%	11/3/25	19,857	22,075
	Microsoft Corp.	2.400%	8/8/26	31,919	34,615
	Microsoft Corp.	3.300%	2/6/27	5,980	6,793
[7]	MPH Acquisition Holdings LLC	5.750%	11/1/28	1,985	1,950
[7]	NCR Corp.	8.125%	4/15/25	470	518
[7]	Nielsen Finance LLC / Nielsen Finance Co.	5.625%	10/1/28	3,525	3,648
[7]	NXP BV / NXP Funding LLC	5.350%	3/1/26	18,000	21,269
[7]	ON Semiconductor Corp.	3.875%	9/1/28	653	666
	Oracle Corp.	3.400%	7/8/24	200	218
	Oracle Corp.	2.950%	11/15/24	24,504	26,589
	Oracle Corp.	2.500%	4/1/25	19,840	21,232
	Oracle Corp.	2.950%	5/15/25	39,263	42,740
	Oracle Corp.	2.650%	7/15/26	35,687	38,813
	Oracle Corp.	2.950%	4/1/30	20,000	21,986
	PayPal Holdings Inc.	2.850%	10/1/29	6,007	6,540
	Qorvo Inc.	4.375%	10/15/29	2,068	2,213
[7]	Qorvo Inc.	3.375%	4/1/31	1,215	1,227
	QUALCOMM Inc.	3.250%	5/20/27	68,234	76,035
[7]	QUALCOMM Inc.	1.300%	5/20/28	10,000	9,847
[7]	QUALCOMM Inc.	1.650%	5/20/32	10,000	9,747
	RELX Capital Inc.	3.000%	5/22/30	13,800	14,873
	S&P Global Inc.	4.000%	6/15/25	6,905	7,873
	S&P Global Inc.	2.950%	1/22/27	10,649	11,769
[7]	Sabre GLBL Inc.	9.250%	4/15/25	1,400	1,543
[7]	Sabre GLBL Inc.	7.375%	9/1/25	1,628	1,683
[7]	Seagate HDD Cayman	4.125%	1/15/31	4,100	4,443
[7]	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc.	4.625%	11/1/26	460	467
[7]	SS&C Technologies Inc.	5.500%	9/30/27	2,498	2,654
	Texas Instruments Inc.	2.250%	9/4/29	2,000	2,130
	Texas Instruments Inc.	1.750%	5/4/30	10,755	10,952
	Verisk Analytics Inc.	4.000%	6/15/25	13,000	14,646
	Verisk Analytics Inc.	4.125%	3/15/29	21,490	25,285
	Visa Inc.	1.900%	4/15/27	4,800	5,063
	Visa Inc.	2.050%	4/15/30	24,752	26,022
	VMware Inc.	4.650%	5/15/27	9,300	10,803
	VMware Inc.	3.900%	8/21/27	56,450	62,306
	VMware Inc.	4.700%	5/15/30	22,200	26,141
	Western Digital Corp.	4.750%	2/15/26	4,065	4,380
					1,867,469

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Utilities (4.9%)
	AEP Transmission Co. LLC	3.100%	12/1/26	16,300	18,207
	Ameren Corp.	3.500%	1/15/31	19,800	22,517
	Ameren Illinois Co.	3.250%	3/1/25	11,680	12,815
	American Electric Power Co. Inc.	4.300%	12/1/28	2,000	2,352
	Appalachian Power Co.	3.300%	6/1/27	2,860	3,131
	Arizona Public Service Co.	2.600%	8/15/29	8,530	9,090
	Atmos Energy Corp.	3.000%	6/15/27	9,165	10,140
[9]	Ausgrid Finance Pty Ltd.	1.814%	2/5/27	3,000	2,109
[6,9]	Ausgrid Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.220%	1.277%	10/30/24	9,160	6,436
[7]	Berkshire Hathaway Energy Co.	4.050%	4/15/25	17,000	19,305
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	20,955	23,496
[7]	Berkshire Hathaway Energy Co.	3.700%	7/15/30	19,800	22,970
[11]	Cadent Finance plc	0.750%	3/11/32	7,600	8,907
[7]	Calpine Corp.	4.500%	2/15/28	7,826	7,943
[7]	Clearway Energy Operating LLC	4.750%	3/15/28	1,725	1,816
	Commonwealth Edison Co.	3.100%	11/1/24	5,790	6,282
	Commonwealth Edison Co.	2.550%	6/15/26	2,955	3,212
	Commonwealth Edison Co.	2.950%	8/15/27	2,000	2,210
	Commonwealth Edison Co.	2.200%	3/1/30	2,900	3,075
	Connecticut Light and Power Co.	3.200%	3/15/27	15,760	17,460
	Consolidated Edison Co of New York Inc.	3.350%	4/1/30	10,000	11,378
[9]	DBNGP Finance Co Pty Ltd.	4.225%	5/28/25	30,550	23,931
	Dominion Energy Inc.	3.300%	3/15/25	3,410	3,739
	Dominion Energy Inc.	4.250%	6/1/28	3,590	4,218
	Dominion Energy Inc.	3.375%	4/1/30	2,010	2,262
	DTE Electric Co.	2.250%	3/1/30	24,694	25,936
	DTE Electric Co.	2.625%	3/1/31	20,126	21,991
	DTE Energy Co.	3.800%	3/15/27	17,355	19,550
	Duke Energy Carolinas LLC	2.950%	12/1/26	3,708	4,133
	Duke Energy Carolinas LLC	3.950%	11/15/28	15,989	18,890
	Duke Energy Carolinas LLC	2.450%	8/15/29	11,375	12,220
	Duke Energy Carolinas LLC	2.450%	2/1/30	21,890	23,394
	Duke Energy Corp.	0.900%	9/15/25	15,475	15,392
	Duke Energy Florida LLC	3.200%	1/15/27	17,455	19,491
	Duke Energy Florida LLC	3.800%	7/15/28	28,923	33,828
	Duke Energy Florida LLC	2.500%	12/1/29	30,560	32,797
	Duke Energy Florida LLC	1.750%	6/15/30	34,710	34,970
	Duke Energy Ohio Inc.	2.125%	6/1/30	10,000	10,387
	Duke Energy Progress LLC	3.700%	9/1/28	5,781	6,697
	Duke Energy Progress LLC	3.450%	3/15/29	4,221	4,830
[7]	East Ohio Gas Co.	1.300%	6/15/25	3,475	3,539
	Edison International	5.750%	6/15/27	4,000	4,531
	Edison International	4.125%	3/15/28	2,000	2,092
[7]	Electricite de France SA	4.500%	9/21/28	5,000	5,876
[11]	Elenia Finance Oyj	0.375%	2/6/27	17,095	20,082
[7]	Engie SA	2.875%	10/10/22	3,480	3,622
	Entergy Arkansas LLC	3.500%	4/1/26	24,212	26,963
	Entergy Corp.	2.800%	6/15/30	19,800	21,313
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	22,680	26,900
	Entergy Louisiana LLC	5.400%	11/1/24	8,562	10,103
	Entergy Louisiana LLC	2.400%	10/1/26	18,176	19,222
	Entergy Louisiana LLC	3.120%	9/1/27	26,734	29,604
	Entergy Texas Inc.	4.000%	3/30/29	3,129	3,635
	Evergy Inc.	2.900%	9/15/29	2,000	2,124
	Evergy Kansas Central Inc.	2.550%	7/1/26	16,615	17,714
	Evergy Kansas Central Inc.	3.100%	4/1/27	5,800	6,370

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eversource Energy	1.650%	8/15/30	19,145	18,714
	Exelon Corp.	3.950%	6/15/25	8,452	9,517
	Exelon Corp.	3.400%	4/15/26	845	942
	Exelon Corp.	4.050%	4/15/30	25,075	28,955
[11]	IE2 Holdco SAU	2.875%	6/1/26	10,700	14,109
	ITC Holdings Corp.	3.250%	6/30/26	9,700	10,774
	ITC Holdings Corp.	3.350%	11/15/27	18,745	20,675
	Kallpa Generacion SA	4.875%	5/24/26	3,290	3,550
	Kallpa Generacion SA	4.125%	8/16/27	16,575	17,371
	MidAmerican Energy Co.	3.100%	5/1/27	4,811	5,353
	MidAmerican Energy Co.	3.650%	4/15/29	6,315	7,402
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	15,235	16,813
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	11,680	13,358
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	43,386	50,572
	Nevada Power Co.	2.400%	5/1/30	11,640	12,356
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	4,926	5,533
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	7,275	8,210
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	10,000	10,751
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	15,000	15,504
	NRG Energy Inc.	7.250%	5/15/26	1,810	1,903
	NSTAR Electric Co.	3.250%	11/15/25	10,000	11,012
	NSTAR Electric Co.	3.200%	5/15/27	52,419	58,341
	NTPC Ltd.	4.250%	2/26/26	6,250	6,662
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	50,271	58,259
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	19,475	25,300
	Pacific Gas and Electric Co.	3.150%	1/1/26	20,000	20,397
	Pacific Gas and Electric Co.	3.300%	12/1/27	10,000	10,126
	Pacific Gas and Electric Co.	2.500%	2/1/31	15,000	14,187
	PacifiCorp	3.350%	7/1/25	17,720	19,490
	PacifiCorp	3.500%	6/15/29	19,585	22,469
	PacifiCorp	2.700%	9/15/30	13,815	15,084
[7]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	1,410	1,466
[7,11]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	13,940	15,480
	PG&E Corp.	5.250%	7/1/30	2,604	2,598
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	20,625	23,251
	Potomac Electric Power Co.	3.050%	4/1/22	2,270	2,350
	PPL Capital Funding Inc.	4.125%	4/15/30	5,675	6,642
	Public Service Electric and Gas Co.	3.000%	5/15/25	9,615	10,527
	Public Service Electric and Gas Co.	3.000%	5/15/27	4,700	5,200
	Public Service Electric and Gas Co.	3.700%	5/1/28	2,570	2,980
	Public Service Electric and Gas Co.	3.650%	9/1/28	3,270	3,805
	Public Service Electric and Gas Co.	3.200%	5/15/29	31,239	35,527
	Public Service Electric and Gas Co.	2.450%	1/15/30	7,500	8,117
	Public Service Enterprise Group Inc.	1.600%	8/15/30	45,000	43,866
	Puget Energy Inc.	3.650%	5/15/25	13,665	15,199
	Sempra Energy	3.250%	6/15/27	6,360	6,886
	Southern California Edison Co.	3.700%	8/1/25	13,871	15,362
	Southern California Edison Co.	4.200%	3/1/29	9,000	10,292
	Southern California Gas Co.	2.600%	6/15/26	19,630	21,092
	Southern California Gas Co.	2.550%	2/1/30	5,790	6,191
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	4,125	4,537
	Southern Co. Gas Capital Corp.	1.750%	1/15/31	10,000	9,884
	Southwestern Electric Power Co.	4.100%	9/15/28	24,793	28,709
[11]	SSE plc	1.375%	9/4/27	400	502

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	4,005	4,404
	State Grid Overseas Investment 2016 Ltd.	3.750%	5/2/23	5,245	5,594
	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	16,000	17,739
	Union Electric Co.	2.950%	6/15/27	12,861	14,103
	Union Electric Co.	3.500%	3/15/29	4,517	5,195
	Union Electric Co.	2.950%	3/15/30	18,000	20,064
	Virginia Electric and Power Co.	3.150%	1/15/26	12,295	13,649
	Virginia Electric and Power Co.	2.950%	11/15/26	56,282	62,404
	Virginia Electric and Power Co.	3.500%	3/15/27	18,267	20,689
[7]	Vistra Operations Co. LLC	5.500%	9/1/26	939	974
[7]	Vistra Operations Co. LLC	5.625%	2/15/27	1,769	1,849
[7]	Vistra Operations Co. LLC	5.000%	7/31/27	4,945	5,155
	WEC Energy Group Inc.	1.375%	10/15/27	45,000	44,829
					1,767,997
Total Corporate Bonds (Cost $25,861,897)					27,241,441
Sovereign Bonds (5.6%)
[7]	Banque Ouest Africaine de Developpement	5.000%	7/27/27	1,329	1,422
[7]	Banque Ouest Africaine de Developpement	4.700%	10/22/31	4,150	4,368
[7]	CDP Financial Inc.	3.150%	7/24/24	8,000	8,756
	Corp. Financiera de Desarrollo SA	4.750%	7/15/25	5,382	6,049
[7]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	16,731	17,003
[4]	Dominican Republic	6.850%	1/27/45	3,250	3,487
	Dominican Republic	6.400%	6/5/49	1,306	1,326
	Dominican Republic International Bond	6.500%	2/15/48	879	905
[7]	Dominican Republic International Bond	5.875%	1/30/60	26,000	24,830
[7]	Emirate of Abu Dhabi	2.500%	4/16/25	8,608	9,137
	Emirate of Abu Dhabi	3.125%	10/11/27	13,250	14,731
[7]	Emirate of Abu Dhabi	3.125%	4/16/30	23,800	26,496
	Emirate of Abu Dhabi	3.125%	4/16/30	14,220	15,830
[7]	Emirate of Abu Dhabi	3.125%	9/30/49	21,675	22,729
	Emirate of Abu Dhabi	3.125%	9/30/49	8,615	9,070
	Export-Import Bank of India	3.875%	3/12/24	3,900	4,133
	Export-Import Bank of India	3.375%	8/5/26	3,000	3,161
[7]	Export-Import Bank of India	3.875%	2/1/28	9,675	10,170
	Export-Import Bank of India	3.875%	2/1/28	10,000	10,511
	Export-Import Bank of Korea	3.000%	11/1/22	37,991	39,814
	Federative Republic of Brazil	3.875%	6/12/30	6,358	6,465
	Fondo MIVIVIENDA SA	3.500%	1/31/23	12,050	12,601
[7]	Government of Bermuda	4.138%	1/3/23	10,964	11,635
[7]	Government of Bermuda	4.854%	2/6/24	3,517	3,895
	Government of Bermuda	4.854%	2/6/24	8,791	9,731
[4]	Government of Bermuda	4.750%	2/15/29	12,860	15,469
[7,11]	Kingdom of Morocco	2.000%	9/30/30	28,190	31,886
[7]	Kingdom of Saudi Arabia	2.375%	10/26/21	785	797
	Kingdom of Saudi Arabia	2.375%	10/26/21	36,992	37,514
	Kingdom of Saudi Arabia	4.000%	4/17/25	18,000	19,968
	Kingdom of Saudi Arabia	2.900%	10/22/25	34,560	36,913
	Kingdom of Saudi Arabia	3.250%	10/26/26	15,675	17,077
	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	2,800	2,920
	KSA Sukuk Ltd.	2.894%	4/20/22	7,500	7,712
	KSA Sukuk Ltd.	3.628%	4/20/27	63,614	70,623
[16]	Mexican Bonos	8.500%	5/31/29	503,000	27,683

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[16]	Mexican Bonos	8.500%	11/18/38	1,014,000	55,241
	North American Development Bank	2.400%	10/26/22	343	354
	Perusahaan Penerbit SBSN Indonesia III	4.550%	3/29/26	32,604	37,250
	Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	28,066	31,504
[7,11]	Republic of Albania	3.500%	6/16/27	6,000	7,197
[4]	Republic of Azerbaijan	3.500%	9/1/32	17,746	17,164
	Republic of Colombia	4.000%	2/26/24	30,248	32,246
[4]	Republic of Colombia	4.500%	1/28/26	110,019	121,809
[4]	Republic of Colombia	3.875%	4/25/27	6,810	7,339
	Republic of Colombia	10.375%	1/28/33	33,694	52,408
	Republic of Croatia	6.375%	3/24/21	7,250	7,403
[11]	Republic of Croatia	1.125%	6/19/29	22,630	26,944
[11]	Republic of Croatia	1.500%	6/17/31	18,602	22,759
	Republic of Guatemala	4.500%	5/3/26	8,972	9,800
[4]	Republic of Guatemala	5.375%	4/24/32	3,862	4,554
	Republic of Hungary	6.375%	3/29/21	13,614	13,937
	Republic of Hungary	5.375%	2/21/23	28,264	31,196
	Republic of Hungary	5.750%	11/22/23	22,042	25,265
[11]	Republic of Hungary	1.125%	4/28/26	11,200	13,659
[11]	Republic of Hungary	1.750%	6/5/35	4,740	5,947
[7]	Republic of Indonesia	3.700%	1/8/22	3,124	3,225
	Republic of Indonesia	3.750%	4/25/22	87,775	91,286
	Republic of Indonesia	5.375%	10/17/23	6,400	7,202
	Republic of Indonesia	3.500%	2/14/50	430	453
	Republic of Indonesia	4.450%	4/15/70	17,220	20,278
[7]	Republic of Lithuania	6.125%	3/9/21	7,400	7,538
	Republic of Lithuania	6.125%	3/9/21	42,212	43,033
	Republic of Lithuania	6.625%	2/1/22	12,000	12,908
[4]	Republic of Panama	4.000%	9/22/24	38,317	41,861
[4]	Republic of Panama	3.750%	3/16/25	24,737	27,025
	Republic of Panama	7.125%	1/29/26	36,413	45,971
	Republic of Panama	8.875%	9/30/27	1,350	1,930
	Republic of Panama	9.375%	4/1/29	5,000	7,675
	Republic of Panama	2.252%	9/29/32	14,000	14,245
	Republic of Panama	8.125%	4/28/34	9,236	13,415
	Republic of Peru	7.350%	7/21/25	12,414	15,842
[4]	Republic of Peru	2.392%	1/23/26	15,000	15,768
	Republic of Philippines	7.750%	1/14/31	2,887	4,374
	Republic of Poland	5.125%	4/21/21	10,505	10,741
	Republic of Serbia	7.250%	9/28/21	6,531	6,895
[7,11]	Republic of Serbia	3.125%	5/15/27	18,643	23,603
[11]	Republic of Serbia	3.125%	5/15/27	3,700	4,684
	Republic of South Africa	5.875%	9/16/25	25,322	27,633
	Republic of South Africa	4.850%	9/27/27	13,320	13,536
	Republic of South Africa	4.300%	10/12/28	2,310	2,242
	Republic of Trinidad and Tobago	4.500%	8/4/26	9,246	9,662
	Republic of Turkey	5.750%	5/11/47	3,950	3,057
	Republic of Honduras	6.250%	1/19/27	8,637	9,705
	Romania	4.375%	8/22/23	1,000	1,089
[7,11]	Romania	3.624%	5/26/30	5,850	7,806
[11]	Romania	3.375%	1/28/50	9,358	11,345
[7,11]	Romania	3.375%	1/28/50	6,196	7,512
	Russian Federation	4.750%	5/27/26	63,600	72,626
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	3,720	4,022
	Slovak Republic	5.500%	10/26/22	36,251	39,819
	Socialist Republic of Vietnam	4.800%	11/19/24	10,000	11,173
[17]	SoQ Sukuk A QSC	3.241%	1/18/23	1,000	1,054
	State of Israel	3.150%	6/30/23	2,000	2,138

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	State of Israel	3.375%	1/15/50	17,960	19,287
	State of Israel	4.500%	4/3/20	11,895	15,411
	State of Kuwait	3.500%	3/20/27	29,200	33,003
	State of Qatar	2.375%	6/2/21	775	782
	State of Qatar	3.875%	4/23/23	31,735	34,027
	State of Qatar	3.400%	4/16/25	18,915	20,734
	State of Qatar	4.500%	4/23/28	3,484	4,173
	State of Qatar	4.000%	3/14/29	19,875	23,270
	State of Qatar	3.750%	4/16/30	11,800	13,690
	United Mexican States	4.150%	3/28/27	9,397	10,470
	United Mexican States	3.750%	1/11/28	20,000	21,550
	United Mexican States	4.500%	4/22/29	111,342	125,556
Total Sovereign Bonds (Cost $1,956,313)					2,037,117
Taxable Municipal Bonds (0.2%)
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.420%	5/1/21	4,000	4,038
	JobsOhio Beverage System Miscellaneous Revenue	2.885%	1/1/21	1,000	1,004
[4]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	15,435	19,072
[6]	New Mexico Educational Assistance Foundation Student Loan Revenue, 1M USD LIBOR + 0.700%	0.849%	1/2/25	1,191	1,192
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.125%	2/1/24	1,500	1,705
	New York State Dormitory Authority Lease Revenue	3.892%	12/1/24	2,000	2,182
[4]	New York State Urban Development Corp. Income Tax Revenue	3.900%	3/15/33	400	448
[4]	New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/35	4,765	5,244
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.859%	12/1/24	2,000	2,348
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	3.730%	7/1/21	800	810
[4]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.594%	7/1/43	6,200	6,531
[4]	Sonoma County CA Miscellaneous Revenue	6.000%	12/1/29	4,765	5,752
	Texas GO	3.682%	8/1/24	2,000	2,114
[4]	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	3.922%	12/31/49	8,550	8,995
	University of California College & University Revenue	2.300%	5/15/21	1,000	1,011
Total Taxable Municipal Bonds (Cost $60,287)					62,446
				Shares
Temporary Cash Investment (3.4%)
Money Market Fund (3.4%)
[18]	Vanguard Market Liquidity Fund (Cost $1,238,071)	0.112%		12,380,846	1,238,085

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
5-Year CDX-NA-IG-S35-V1, Credit Protection Sold, Receives 1.000% Quarterly	GSI	11/18/20	0.625%	149,470	532
Total Options Purchased (Cost $224)					532
Total Investments (101.8%) (Cost $35,291,692)					36,872,670
Other Assets and Liabilities—Net (-1.8%)					(639,609)
Net Assets (100%)					36,233,061
Cost is in $000.
1	Securities with a value of $15,426,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $22,431,000 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $2,922,000 has been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, the aggregate value was $3,701,496,000, representing 10.2% of net assets.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2020.
9	Face amount denominated in Australian dollars.
10	Face amount denominated in British pounds.
11	Face amount denominated in euro.
12	Guaranteed by the Republic of Azerbaijan.
13	Guaranteed by multiple countries.
14	Non-income-producing security--security in default.
15	Security value determined using significant unobservable inputs.
16	Face amount denominated in Mexican pesos.
17	Guaranteed by the State of Qatar.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
1M—1-month.
1YR—1-year.
3M—3-month.
CMT—Constant Maturing Treasury Rate.
GO—General Obligation Bond.
GSI—Goldman Sachs International.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
5-Year CDX-NA-IG-S35-V1, Credit Protection Sold, Receives 1.000% Quarterly	GSI	11/18/20	0.550%	149,470	(36)

Put Swaptions
5-Year CDX-NA-IG-S35-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSI	11/18/20	0.550%	149,470	(926)
Total Options Written (Premiums Received $702)					(962)
GSI—Goldman Sachs International.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2020	3,801	525,369	(4,419)
5-Year U.S. Treasury Note	December 2020	8,648	1,086,202	(1,231)
Ultra 10-Year U.S. Treasury Note	December 2020	2,346	368,982	(332)
				(5,982)

Short Futures Contracts
2-Year U.S. Treasury Note	December 2020	(284)	(62,720)	—
AUD 10-Year Treasury Bond	December 2020	(169)	(17,761)	(235)
AUD 3-Year Treasury Bond	December 2020	(1,062)	(87,677)	(326)
Euro-Bobl	December 2020	(624)	(98,742)	(391)
Euro-Bund	December 2020	(1,252)	(256,852)	(2,690)
Euro-Buxl	December 2020	(169)	(45,026)	(1,638)
Euro-Schatz	December 2020	(399)	(52,262)	(82)
Long Gilt	December 2020	(341)	(59,939)	94
Long U.S. Treasury Bond	December 2020	(725)	(125,040)	2,879
Ultra Long U.S. Treasury Bond	December 2020	(692)	(148,780)	5,392
				3,003
				(2,979)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Morgan Stanley Capital Services Inc.	11/25/20	EUR	10,910	USD	12,708	5	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Barclays Bank plc	11/25/20	EUR	2,359	USD	2,751	—	(2)
Royal Bank of Canada	11/25/20	USD	235,676	AUD	333,590	1,164	—
Morgan Stanley Capital Services Inc.	11/25/20	USD	507,643	EUR	432,389	3,784	—
Citibank, N.A.	11/25/20	USD	3,805	EUR	3,266	—	(1)
State Street Bank & Trust Co.	11/25/20	USD	83,492	GBP	64,393	58	—
Bank of America, N.A.	11/25/20	USD	80	JPY	8,326	—	—
State Street Bank & Trust Co.	11/25/20	USD	86,378	MXN	1,840,897	—	(164)
						5,011	(167)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S34-V1	6/21/25	USD 31,243	5.000	1,497	(470)
CDX-NA-IG-S35-V1	12/23/25	USD 415,395	1.000	7,567	(1,122)
ITRAXX-EU-S34-V1	12/23/25	EUR 45,500	1.000	1,004	69
				10,068	(1,523)

Credit Protection Purchased
CDX-NA-HY-S35-V1	12/23/25	USD 43,555	(5.000)	(1,723)	671
				8,345	(852)
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
America Movil SAB de CV/A3	12/21/22	BARC	15,000	1.000	154	(62)	216	—
Berkshire Hathaway Inc./Aa2	12/21/24	BARC	19,400	1.000	614	475	139	—

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Berkshire Hathaway Inc./Aa2	12/21/24	JPMC	9,400	1.000	298	223	75	—
Berkshire Hathaway Inc./Aa2	12/21/22	BARC	7,605	1.000	146	55	91	—
Berkshire Hathaway Inc./Aa2	6/21/22	BARC	15,760	1.000	243	87	156	—
Metlife Inc./A3	6/21/24	BARC	24,300	1.000	566	16	550	—
Metlife Inc./A3	12/21/21	BARC	3,165	1.000	34	1	33	—
Metlife Inc./A3	12/22/20	GSCM	5,625	1.000	14	—	14	—
People’s Republic of China/A1	6/21/22	BNPSW	22,800	1.000	364	65	299	—
Republic of Indonesia/Baa2	12/23/25	BARC	14,086	1.000	22	53	—	(31)
Republic of Indonesia/Baa2	12/23/25	BARC	5,792	1.000	9	11	—	(2)
Republic of Indonesia/Baa2	12/23/25	BNPSW	6,150	1.000	10	5	5	—
Republic of Indonesia/Baa2	12/23/25	GSCM	9,579	1.000	15	4	11	—
Republic of Indonesia/Baa2	12/23/25	GSCM	6,000	1.000	9	—	9	—
Verizon Communications Inc./Baa1	12/21/22	GSCM	15,585	1.000	254	115	139	—
					2,752	1,048	1,737	(33)

Credit Protection Purchased
American International Group Inc.	12/22/20	GSCM	5,625	(1.000)	(14)	(4)	—	(10)
American International Group Inc.	12/22/20	GSCM	2,835	(1.000)	(7)	1	—	(8)
Bank of China Ltd.	6/21/22	BNPSW	22,800	(1.000)	(355)	(2)	—	(353)
Bank of China Ltd.	12/21/21	BNPSW	6,200	(1.000)	(71)	5	—	(76)
Commerzbank AG	6/22/21	BOANA	24,495	(1.000)	(127)	59	—	(186)
CVS Health Corp.	12/21/21	BARC	3,220	(1.000)	(35)	(23)	—	(12)
CVS Health Corp.	12/21/21	BOANA	15,000	(1.000)	(163)	(110)	—	(53)
Deutsche Bank AG	12/21/22	JPMC	9,115	(1.000)	(111)	(19)	—	(92)
JPMorgan Chase & Co.	12/22/20	MSCS	25,000	(1.000)	(55)	(4)	—	(51)
Lincoln National Corp.	12/21/21	BARC	3,165	(1.000)	(34)	2	—	(36)

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Lincoln National Corp.	6/22/21	BARC	10,000	(1.000)	(68)	28	—	(96)
Lincoln National Corp.	6/22/21	BARC	1,555	(1.000)	(11)	5	—	(16)
Lincoln National Corp.	6/22/21	BARC	1,550	(1.000)	(11)	5	—	(16)
McDonald’s Corp.	6/21/22	GSCM	12,325	(1.000)	(198)	(128)	—	(70)
Republic of Colombia	12/23/25	GSCM	27,710	(1.000)	319	495	—	(176)
Republic of Colombia	12/23/25	GSCM	13,651	(1.000)	158	255	—	(97)
Republic of Colombia	12/23/25	GSCM	8,130	(1.000)	94	129	—	(35)
Republic of South Africa	12/23/25	GSCM	11,930	(1.000)	997	1,107	—	(110)
Republic of South Africa	12/23/25	MSCS	35,435	(1.000)	2,961	3,261	—	(300)
Republic of Turkey	12/23/25	MSCS	9,100	(1.000)	1,784	1,686	98	—
Societe Generale SA	12/21/21	JPMC	14,675	(1.000)	(112)	(21)	—	(91)
Standard Chartered plc	12/21/21	JPMC	7,945	(1.000)	(90)	4	—	(94)
State of Qatar	6/21/22	BOANA	1,360	(1.000)	(20)	5	—	(25)
State of Qatar	6/21/22	CITNA	2,640	(1.000)	(39)	10	—	(49)
					4,792	6,746	98	(2,052)
					7,544	7,794	1,835	(2,085)
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1	Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CITNA—Citibank NA.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank N.A.
MSCS—Morgan Stanley Capital Services LLC.
At October 31, 2020, the counterparties had deposited in segregated accounts securities with a value of $4,954,000 and cash of $1,620,000 in connection with open forward currency contracts and open over-the-counter swap contracts.

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Fixed Interest Rate Received (Paid)[1] (%)	Floating Interest Rate Received (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
7/30/21	N/A	100	(0.047)	0.087[2]	—	—
12/16/22	12/16/20[3]	78,823	(0.000)	0.000[4]	91	63
12/18/23	12/16/20[3]	61,587	(0.000)	0.000[4]	161	107
12/16/24	12/16/20[3]	29,188	(0.000)	0.000[4]	177	85
12/16/25	12/16/20[3]	14,653	(0.250)	0.000[4]	(9)	79
12/16/27	12/16/20[3]	39,765	0.250	(0.000)[4]	492	409
					912	743
1	Fixed interest payment received/paid semiannually.
2	Based on 3-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid quarterly.
3	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
4	Based on Secured Overnight Financing Rate (SOFR) as of the most recent payment date. Floating interest payment received/paid monthly.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund ) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
F. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay a fixed rate and receive a floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out-of-the money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
G. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.
At October 31, 2020, counterparties had deposited in segregated accounts cash of $330,000 in connection with TBA transactions.
H. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
I.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,252,933	—	3,252,933
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,040,116	—	3,040,116
Corporate Bonds	—	27,241,438	3	27,241,441
Sovereign Bonds	—	2,037,117	—	2,037,117
Taxable Municipal Bonds	—	62,446	—	62,446
Temporary Cash Investment	1,238,085	—	—	1,238,085
Options Purchased	—	532	—	532
Total	1,238,085	35,634,582	3	36,872,670
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,271	—	—	1,271
Forward Currency Contracts	—	5,011	—	5,011
Swap Contracts	—	1,835	—	1,835
Total	1,271	6,846	—	8,117
Liabilities
Options Written	—	962	—	962
Forward Currency Contracts	—	167	—	167
Swap Contracts	123[1]	2,085	—	2,208
Total	123	3,214	—	3,337
1	Represents variation margin on the last day of the reporting period.